UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 15.9%
AEROSPACE - 0.1%
1,481,013	Sequa Corp. Initial Term Loan B 5.25%, 06/19/2017	1,306,068

CHEMICALS - 0.2%
3,981,975	Vertellus Specialties, Inc. New Term Loan B 10/31/2019 (b)	3,769,596

ENERGY - 1.2%
1,474,058	Arch Coal, Inc. Term Loan B 6.25%, 05/16/2018	1,016,415
4,766,480	Azure Midstream Energy LLC Term Loan 7.50%, 11/15/2018	4,754,564
8,166,952	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/12/2021	7,734,103
16,516,671	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	12,725,599

		26,230,681

FINANCIAL - 0.2%
3,000,000	Maxim Crane Works LP Second Lien Term Loan 10.25%, 11/26/2018	3,018,750
2,258,007	Ocwen Financial Corp. Initial Term Loan 02/15/2018 (b)	2,255,591

		5,274,341

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
GAMING & LEISURE - 0.0%
947,668	Caesars Entertainment Operating Co. Extended Term Loan B-6 (b)(c)(d)	—

HEALTHCARE - 0.4%
4,500,000	Accellent, Inc. Second Lien Initial Term Loan 7.50%, 03/11/2022	4,322,813
763,462	Akorn, Inc. Term Loan B 4.50%, 04/16/2021	766,328
2,960,000	Surgery Center Holdings, Inc. 8.50%, 11/03/2021	2,960,000

		8,049,141

INFORMATION TECHNOLOGY - 0.0%
528,281	RP Crown Parent LLC First Lien New Term Loan 6.00%, 12/21/2018	509,463

MANUFACTURING - 0.0%
1,000,000	Silver II US Holdings LLC Refinancing Term Loan 4.00%, 12/13/2019	967,500

METALS & MINERALS - 0.1%
2,992,386	Fairmount Minerals, Ltd. Tranche B-2 Term Loan 09/05/2019 (b)	2,845,579

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
SERVICE - 0.1%
1,725,179	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	1,735,246

TELECOMMUNICATIONS - 1.7%
36,421,954	TerreStar Corp. Term Loan A 11.00%, 02/27/2020 (c)	36,239,844

UTILITY - 11.9%
1,000,000	Granite Acquisition Inc. Second Lien Term Loan 8.25%, 12/19/2022	1,023,335
436,039,553	Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan 4.67%, 10/10/2017	252,209,638

		253,232,973

	Total U.S. Senior Loans (Cost $362,675,062)	340,160,432

Non-U.S. Senior Loans (a)(e) - 2.7%
ENERGY - 0.7%
4,962,217	Seadrill Partners Finco LLC Additional Initial Term Loan 4.00%, 02/21/2021	3,769,747
2,629,474	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 6.00%, 03/31/2021	2,158,351
11,190,500	Drillships Ocean Ventures Inc. Tranche B-1 Term Loan 5.50%, 07/25/2021	9,567,877

		15,495,975

Principal Amount ($)		Value ($)
Non-U.S. Senior Loans (continued)
GAMING & LEISURE - 0.1%
2,945,277	Caesars Entertainment Operating Co. Extended Term Loan B-6 (b)(d)	2,647,377

HEALTHCARE - 0.5%
6,000,000	HLS Therapeutics, Inc. Term Loan (b)(c)	6,023,820
714,999	Auris Luxembourg III S.a.r.l. Term Loan B 5.50%, 01/17/2022	716,339
3,758,898	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	3,744,802

		10,484,961

INFORMATION TECHNOLOGY - 0.2%
4,000,000	SkillSoft Corp. Second Lien Term Loan 9.25%, 04/28/2022	3,753,340

MANUFACTURING - 0.1%
65,981	Doncasters US Finance LLC Term B Loans 4.50%, 04/09/2020	66,085
1,103,448	Second Lien Term Loan 9.50%, 10/09/2020	1,103,448

		1,169,533

MEDIA & TELECOMMUNICATIONS - 0.2%
3,928,571	iHeartCommunications, Inc. Tranche D Term Loan 6.94%, 01/30/2019	3,639,742

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Senior Loans (continued)
MEDIA & TELECOMMUNICATIONS (continued)
1,994,885	Getty Images, Inc. Initial Term Loan (b)	1,483,446

		5,123,188

RETAIL - 0.4%
1,942,862	Toys ‘R’ Us Property Co. I LLC New Term Loan B (b)	1,854,832
5,989,987	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	5,630,588

		7,485,420

SERVICE - 0.4%
18,910,900	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 04/02/2020 (b)	9,175,379

TRANSPORTATION - 0.1%
2,745,693	OSG International, Inc. Initial Term Loan 5.75%, 08/05/2019	2,759,422

	Total Non-U.S. Senior Loans (Cost $60,391,309)	58,094,595

Non-U.S. Asset-Backed Securities (e)(f)(g) - 11.8%
4,000,000	Acis CLO, Ltd. Series 2013-2A, Class E 5.21%, 10/14/2022	3,853,332
4,000,000	Series 2014-4A, Class F 5.43%, 05/01/2026	3,130,000
6,750,000	Series 2014-4A, Class D 3.38%, 05/01/2026	6,150,938
12,000,000	Series 2014-5A, Class D 4.62%, 11/01/2026	11,820,000

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
6,000,000	Series 2014-3A, Class D 3.40%, 02/01/2026	5,542,500
1,500,000	Allegro CLO II, Ltd. Series 2014-1A, Class C 4.41%, 01/21/2027	1,458,900
1,300,000	Series 2014-1A, Class D 6.06%, 01/21/2027	1,222,520
2,700,000	Series 2014-1A, Class E 7.01%, 01/21/2027	2,416,230
3,000,000	Anchorage Capital CLO, Ltd. Series 2014-5A, Class E 5.28%, 10/15/2026	2,722,500
2,000,000	Series 2014-5A, Class F 6.15%, 10/15/2026	1,735,000
3,000,000	Apidos CLO XXI Series 2015-21A, Class E 6.73%, 07/18/2027	2,625,600
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 7.17%, 04/18/2027	2,010,000
1,000,000	Avoca Clo XIV, Ltd. Series 14A, Class D 3.61%, 07/12/2028	1,114,200
1,250,000	Betony CLO, Ltd. Series 2015-1A, Class E 5.62%, 04/15/2027	1,134,375
1,400,000	Cathedral Lake CLO, Ltd. Series 2015-2A, Class D 3.93%, 07/15/2027	1,330,000
1,000,000	Cent CLO, Ltd. Series 2014-22A, Class E 6.57%, 11/07/2026	892,300
1,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.03%, 04/13/2025	890,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
1,000,000	CIFC Funding IV, Ltd. Series 2014-4A, Class F 5.87%, 10/17/2026	845,000
3,192,677	Eastland CLO, Ltd. Series 2007-1A, Class D 3.88%, 05/01/2022	2,910,524
12,010,000	Series 2007-1A, Class C 1.78%, 05/01/2022	10,718,925
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 6.78%, 01/15/2027	1,331,565
1,500,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class D 3.98%, 01/16/2026	1,436,250
4,000,000	Series 2014-8A, Class E 5.48%, 01/16/2026	3,610,000
2,000,000	Series 2014-8A, Class F 6.13%, 01/16/2026	1,660,000
1,500,000	Franklin Clo V, Ltd. Series 5A, Class D 1.94%, 06/15/2018	1,471,875
7,200,000	Grayson CLO, Ltd. Series 2006-1A, Class C 1.83%, 11/01/2021	6,534,000
2,250,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.43%, 10/22/2025	1,963,125
500,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class D 3.78%, 11/20/2020	493,750
1,962,500	Highbridge Loan Management, Ltd. Series 2015-5A, Class E 5.63%, 01/29/2026	1,810,406
2,000,000	Highland Park CDO, Ltd. Series 2006-1A, Class A2 0.66%, 11/25/2051	1,340,000

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
347,010	Series 2006-1A, Class A1 0.59%, 11/25/2051	332,690
7,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.03%, 05/20/2027	6,300,000
1,000,000	Lenox CDO, Ltd. Series 2005-1A, Class A1S 1.19%, 11/14/2043	900,000
1,500,000	Magnetite XIV, Ltd. Series 2015-14A, Class F 6.78%, 07/18/2028	1,323,750
1,000,000	Marea CLO, Ltd. Series 2012-1A, Class ER 6.04%, 10/15/2023	1,000,000
1,500,000	Mountain Hawk CLO, Ltd. Series 2013-2A, Class E 5.08%, 07/22/2024	1,325,850
5,000,000	Mountain View CLO II, Ltd. Series 2006-2A, Class E 4.03%, 01/12/2021	4,646,200
3,720,000	Neptuno CLO II BV Series 2007-2A, Class D 4.16%, 01/16/2023	4,035,400
2,000,000	OZLM Xll, Ltd. Series 2015-12A, Class D 5.68%, 04/30/2027	1,836,800
1,000,000	Palmer Square CLO 2015-1, Ltd. Series 2015-1A, Class C 3.68%, 05/21/2027	929,700
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 1.68%, 04/18/2021	933,800
2,000,000	Primus CLO II, Ltd. Series 2007-2A, Class D 2.68%, 07/15/2021	1,825,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
9,240,679	Red River CLO, Ltd. Series 1A, Class E 4.03%, 07/27/2018	8,801,747
6,500,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.28%, 08/01/2024	5,720,975
2,000,000	Saranac CLO III, Ltd. Series 2014-3A, Class E 5.43%, 06/22/2025	1,777,500
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.47%, 10/15/2026	1,455,750
2,450,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D 7.28%, 10/30/2026	2,451,225
3,805,154	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B2L 4.79%, 02/27/2021	3,585,939
3,774,031	Stratford CLO, Ltd. Series 2007-1A, Class E 4.28%, 11/01/2021	3,446,162
5,000,000	THL Credit Wind River CLO, Ltd. Series 2014-3A, Class E 5.88%, 01/22/2027	4,637,500
1,500,000	Series 2014-1A, Class E 5.23%, 04/18/2026	1,354,200
1,000,000	Series 2014-2A, Class D 4.18%, 07/15/2026	974,000
4,000,000	Series 2014-2A, Class E 5.50%, 07/15/2026	3,684,000
2,405,704	Tricadia CDO, Ltd. Series 2006-6A, Class B2L 5.78%, 11/05/2041	3,247,700
1,000,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 5.78%, 07/24/2024	820,000

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
2,000,000	Vibrant CLO, Ltd. Series 2015-3A, Class D 5.26%, 04/20/2026	1,776,800
1,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.30%, 01/16/2027	906,000
51,346,000	Westchester CLO, Ltd. Series 2007-1A, Class C 1.13%, 08/01/2022	47,798,659
10,500,000	Series 2007-1A, Class D 2.63%, 08/01/2022	9,721,026
18,754,412	Series 2007-1A, Class E 4.58%, 08/01/2022	17,368,705
14,000,000	Series 2007-1X, Class C 1.13%, 08/01/2022	13,032,782
3,000,000	Series 2007-1X, Class D 2.63%, 08/01/2022	2,777,436
4,000,000	Zais CLO, Ltd. Series 2014-2A, Class D 5.73%, 07/25/2026	3,677,600
700,000	Series 2014-2A, Class E 6.78%, 07/25/2026	623,700
1,500,000	Ziggurat CLO I, Ltd. Series 2014-1A, Class F 6.28%, 10/17/2026	1,263,150

	Total Non-U.S. Asset-Backed Securities (Cost $252,708,521)	252,465,561

U.S. Corporate Bonds & Notes - 3.2%
AUTOMOBILES & COMPONENTS - 0.2%
30,000,000	DPH Holdings Corp. (d)	1,012,500
25,000,000	DPH Holdings Corp. (d)	843,750

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Corporate Bonds & Notes (continued)
AUTOMOBILES & COMPONENTS (continued)
75,000,000	DPH Holdings Corp. (d)	2,531,250

		4,387,500

CHEMICALS - 1.1%
28,996,500	Momentive Performance Materials, Inc. 4.69%, 04/24/2022 (b)	24,212,078

CONSUMER SERVICES - 0.1%
3,000,000	JC Penney Corp., Inc. 5.75%, 02/15/2018	2,951,250

ENERGY - 0.4%
1,169,000	American Energy-Permian Basin LLC 7.13%, 11/01/2020 (f)	800,765
2,189,290	7.38%, 11/01/2021 (f)	1,498,306
4,485,000	Linn Energy LLC 6.25%, 11/01/2019	3,531,937
1,725,000	Penn Virginia Corp. 8.50%, 05/01/2020 (h)	1,556,813

		7,387,821

GAMING & LEISURE - 0.5%
10,164,000	Scientific Games International, Inc. 12/01/2022 (b)	9,782,850

UTILITIES - 0.9%
51,140,000	Texas Competitive Electric Holdings Co., LLC (d)	5,625,400
75,094,000	Texas Competitive Electric Holdings Co., LLC (b)(d)	8,260,340
9,346,000	Texas Competitive Electric Holdings Co., LLC (d)	1,028,060
6,144,042	Texas Competitive Electric Holdings Co., LLC (d)(f)	1,837,500
25,000,000	Texas Competitive Electric Holdings Co., LLC (d)	2,937,500

		19,688,800

	Total U.S. Corporate Bonds & Notes (Cost $77,129,906)	68,410,299

Principal Amount ($)		Value ($)
Non-U.S. Corporate Bonds & Notes (e) - 2.8%
BROADCASTING - 0.6%
18,115,100	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021 (h)	12,929,653

CHEMICALS - 0.2%
4,978,000	Momentive Performance Materials, Inc. 3.88%, 10/24/2021	4,492,645

ENERGY - 1.4%
37,283,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (f)(h)	28,148,665
2,000,000	SandRidge Energy, Inc. 8.75%, 06/01/2020 (f)(h)	1,822,500

		29,971,165

ENVIRONMENTAL CONTROL - 0.1%
2,000,000	Tervita Corp. 8.00%, 11/15/2018 (f)	1,830,000

HEALTHCARE EQUIPMENT & SERVICES - 0.3%
6,875,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (f)	6,050,000

TELECOMMUNICATION SERVICES - 0.2%
4,500,000	Avaya, Inc. 10.50%, 03/01/2021 (f)(h)	3,735,000

	Total Non-U.S. Corporate Bonds & Notes (Cost $61,029,891)	59,008,463

Non-U.S. Government Bonds (e) - 16.0%
SOVEREIGN BONDS - 16.0%
62,500,000	Argentine Republic Government International Bond (d)(h)	33,750,000
33,026,478	Argentine Republic Government International Bond (d)	33,486,270
4,128,311	Argentine Republic Government International Bond (d)	4,185,785

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Government Bonds (continued)
SOVEREIGN BONDS (continued)
183,667,126	Argentine Republic Government International Bond (d)(h)	176,320,441
65,895,826	Argentine Republic Government International Bond (d)	62,106,816
31,565,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2016	9,492,942
10,050,000	Brazil Letras Financeiras do Tesouro 1.00%, 09/07/2015 (g)	22,406,777

		341,749,031

	Total Non-U.S. Government Bonds (Cost $309,996,865)	341,749,031

Shares
U.S. Equity - 38.8%
BANKS - 0.3%
81,120	CIT Group, Inc.	3,771,269
102,131	Hilltop Holdings, Inc. (i)	2,460,336
5,000	Wells Fargo & Co.	281,200

		6,512,805

CONSUMER SERVICES - 4.5%
62,227	ExamWorks Group, Inc. (i)	2,433,076
1,922,525	K12, Inc. (i)(j)(n)	24,319,941
2,200	Marriott International, Inc., Class A (h)	163,658
270,225	MPM Holdings, Inc.	7,971,628
1,994,450	SeaWorld Entertainment, Inc. (n)	36,777,658
90,408	Service Corp. International	2,660,707
465,075	Sotheby’s (h)	21,039,993

		95,366,661

DIVERSIFIED FINANCIALS - 0.3%
83,585	FNF Group	3,091,809
1,000	Goldman Sachs Group, Inc. (The)	208,790

Shares		Value ($)
U.S. Equity (continued)
DIVERSIFIED FINANCIALS (continued)
4,000	Northern Trust Corp. (h)	305,840
43,000	Outerwall, Inc.	3,272,730
4,600	State Street Corp. (h)	354,200

		7,233,369

ENERGY - 6.0%
405,450	Anadarko Petroleum Corp. (n)	31,649,427
2,000	Energen Corp. (h)	136,600
4,500	Marathon Petroleum Corp.	235,395
63,500	SemGroup Corp., Class A	5,046,980
162,875	Targa Resources Corp. (n)	14,531,707
1,315,300	Williams Cos., Inc. (The) (n)	75,485,067

		127,085,176

FOOD, BEVERAGE & TOBACCO - 0.0%
6,500	Campbell Soup Co. (h)	309,725
10,000	Tyson Foods, Inc., Class A (h)	426,300

		736,025

HEALTHCARE EQUIPMENT & SERVICES - 3.6%
7,000	Abbott Laboratories (h)	343,560
397,550	Brookdale Senior Living, Inc. (i)(n)	13,794,985
72,251	HealthSouth Corp.	3,327,881
260,000	Kindred Healthcare, Inc. (n)	5,275,400
20,000	Laboratory Corp. of America Holdings (i)(n)	2,424,400
402,550	Patterson Cos., Inc.	19,584,058
250,000	Quest Diagnostics, Inc. (n)	18,130,000
75,000	Tenet Healthcare Corp. (i)	4,341,000
25,000	Universal Health Services, Inc., Class B	3,552,500
120,000	VCA, Inc. (i)(n)	6,528,600

		77,302,384

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
3,000	Kimberly-Clark Corp.	317,910

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Shares		Value ($)
U.S. Equity (continued)
INSURANCE - 0.0%
7,000	Hartford Financial Services Group, Inc. (The)	290,990
15,000	Progressive Corp. (The) (h)	417,450

		708,440

MATERIALS - 0.6%
3,500	Minerals Technologies, Inc.	238,455
460,259	MPM Holdings, Inc. (h)(i)	13,577,641

		13,816,096

MEDIA - 0.2%
1,570,000	Cumulus Media, Inc., Class A (i)	3,187,100
16,800	Tribune Co.	896,952

		4,084,052

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
176,993	Otonomy, Inc. (i)	4,069,069

REAL ESTATE - 0.0%
3,500	Weyerhaeuser Co., REIT (h)	110,250

REAL ESTATE INVESTMENT TRUST - 1.3%
2,084,303	American Realty Capital Properties, Inc., REIT (n)	16,945,383
1,114,749	Spirit Realty Capital, Inc., REIT (n)	10,779,623

		27,725,006

RETAILING - 0.3%
41,367	Dollar General Corp. (n)	3,215,871
73,500	LKQ Corp. (i)	2,223,007

		5,438,878

SOFTWARE & SERVICES - 7.5%
5,000	Adobe Systems, Inc. (i)	405,050
65,500	Cognizant Technology Solutions Corp., Class A (i)	4,001,395

Shares		Value ($)
U.S. Equity (continued)
SOFTWARE & SERVICES - 7.5%
47,155	CommVault Systems, Inc. (i)	1,999,844
707,950	Microsoft Corp. (n)	31,255,993
1,632,600	Salesforce.com, Inc. (h)(i)(n)	113,677,938
8,000	Symantec Corp. (h)	186,000
139,750	Teradata Corp. (h)(i)	5,170,750
334,782	TiVo, Inc. (i)(n)	3,394,689

		160,091,659

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
9,000	Cisco Systems, Inc. (h)	247,140
120,250	NetApp, Inc.	3,795,090

		4,042,230

TELECOMMUNICATION SERVICES - 4.4%
5,000	Level 3 Communications, Inc. (h)(i)	263,350
306,550	TerreStar Corp. (c)	93,151,348

		93,414,698

TRANSPORTATION - 7.6%
3,198,159	American Airlines Group, Inc. (n)	127,718,480
6,500	CSX Corp. (h)	212,225
2,500	FedEx Corp.	426,000
1,603,327	JetBlue Airways Corp. (h)(i)(n)	33,285,068

		161,641,773

UTILITIES - 1.8%
5,000	NiSource, Inc.	227,950
1,693,200	NRG Energy, Inc. (n)	38,740,416

		38,968,366

	Total U.S. Equity (Cost $830,236,981)	828,664,847

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Equity (e) - 14.1%
AUTOMOBILES & COMPONENTS - 0.0%
4,000	Johnson Controls, Inc. (h)	198,120

CAPITAL GOODS - 0.0%
15,000	General Electric Co.	398,550

CONSUMER DURABLES & APPAREL - 0.0%
2,500	Hasbro, Inc. (h)	186,975
3,000	NIKE, Inc., Class B	324,060

		511,035

CONSUMER SERVICES - 0.2%
44,430	Royal Caribbean Cruises, Ltd.	3,496,197

DIVERSIFIED FINANCIALS - 0.2%
1,000	Intercontinental Exchange, Inc.	223,610
28,798	Legg Mason, Inc.	1,483,961
12,700	McGraw Hill Financial, Inc.	1,275,715

		2,983,286

ENERGY - 1.9%
24,800	EOG Resources, Inc.	2,171,240
187,400	MEG Energy Corp. (i)	3,062,165
6,526,114	Ocean Rig UDW, Inc. (h)(n)	33,478,965
771,715	Overseas Shipholding Group, Inc., Class A (f)(i)	2,604,538

		41,316,908

FOOD, BEVERAGE & TOBACCO - 0.1%
21,320	Nestle SA	1,539,886

HEALTHCARE EQUIPMENT & SERVICES - 1.9%
80,000	Cardinal Health, Inc. (n)	6,692,000
30,000	Edwards Lifesciences Corp. (i)(n)	4,272,900
40,000	Hill-Rom Holdings, Inc.	2,173,200
250,000	HLS Therapeutics, Inc. (c)	2,907,500

Shares		Value ($)
Non-U.S. Equity (continued)
HEALTHCARE EQUIPMENT & SERVICES (continued)
150,000	iKang Healthcare Group, Inc. ADR (i)	2,901,000
137,226	LDR Holding Corp. (h)(i)(n)	5,935,024
70,000	Medtronic PLC	5,187,000
821,059	Neovasc, Inc. (i)(n)	5,616,044
80,000	NuVasive, Inc. (i)	3,790,400
29,400	Sysmex Corp. (h)	1,753,933

		41,229,001

MATERIALS - 0.0%
15,000	Huntsman Corp.	331,050

MEDIA - 0.2%
77,945	Loral Space & Communications, Inc. (i)(n)	4,919,888

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
13,788	Allergan PLC (i)	4,184,107
2,500	Eli Lilly & Co. (h)	208,725
28,000	Endo International PLC (h)(i)	2,230,200
3,980	Eurofins Scientific (h)	1,211,066
81,037	GlaxoSmithKline PLC	1,685,486
4,000	Johnson & Johnson (h)	389,840
71,467	Portola Pharmaceuticals, Inc. (i)	3,255,322
28,436	Valeant Pharmaceuticals International, Inc. (i)	6,317,057

		19,481,803

RETAILING - 0.6%
57,000	Burlington Stores, Inc. (i)	2,918,400
649,150	Staples, Inc. (n)	9,938,487

		12,856,887

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Equity (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
28,500	NXP Semiconductor NV (i)	2,798,700

SOFTWARE & SERVICES - 5.1%
4,000	Accenture PLC, Class A (h)	387,120
50,000	Autohome, Inc. ADR (h)(i)	2,527,000
47,944	Facebook, Inc., Class A (i)(n)	4,111,917
134,000	Google, Inc., Class C (i)	69,748,340
374,800	IAC/InterActiveCorp (n)	29,856,568
210,000	Leju Holdings, Ltd. ADR (h)	1,753,500
7,500	Oracle Corp.	302,250

		108,686,695

TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
44,564	Apple, Inc. (n)	5,589,440
1,679,353	Corning, Inc. (n)	33,133,634

		38,723,074

TELECOMMUNICATION SERVICES - 1.0%
349,656	Softbank Corp. (h)	20,599,600

TRANSPORTATION - 0.1%
3,282,549	DryShips, Inc. (i)	1,973,468

	Total Non-U.S. Equity (Cost $323,185,341)	302,044,148

U.S. Exchange-Traded Funds - 1.9%
495,000	Highland HFR Equity Hedge ETF (i)(j)(n)	9,835,650
495,000	Highland HFR Event-Driven ETF (i)(j)(n)	9,796,050
495,000	Highland HFR Global ETF (i)(j)(n)	9,865,350
343,198	Highland/iBoxx Senior Loan, ETF (h)(j)(n)	6,599,697
38,945	ProShares Ultra Gold, ETF (i)	1,442,523
73,085	ProShares Ultra Silver, ETF (i)	2,677,104

	Total U.S. Exchange-Traded Funds (Cost $46,107,499)	40,216,374

Non-U.S. Exchange-Traded Funds (e) - 10.3%
600,000	Deutsche X-trackers Harvest CSI 300 China A-Shares, ETF (h)	27,606,000
400,000	Deutsche X-trackers Harvest CSI 500 China A-Shares, ETF (h)	22,636,000

Shares		Value ($)
Non-U.S. Exchange-Traded Funds (continued)
1,000,000	iShares China Large-Cap, ETF (h)	46,100,000
90,000	iShares MSCI China, ETF (h)(n)	5,043,600
200,000	iShares MSCI Hong Kong, ETF (h)	4,512,000
1,850,000	iShares MSCI India, ETF (n)	56,073,500
400,000	Market Vectors China AMC SME-ChiNext, ETF (h)(i)(n)	18,984,000
1,400,000	WisdomTree Germany Hedged Equity Fund ETF (n)	39,830,000

	Total Non-U.S. Exchange-Traded Funds (Cost $198,241,049)	220,785,100

U.S. Master Limited Partnerships - 6.0%
ENERGY - 6.0%
494,000	Boardwalk Pipeline Partners LP (n)	7,172,880
159,250	Dynagas LNG Partners LP (n)	2,528,890
79,500	Energy Transfer Equity LP (n)	5,101,515
1,929,750	Enterprise Products Partners LP (n)	57,680,228
3,324,314	Highland Energy MLP Fund (j)	34,606,108
108,500	Plains GP Holdings LP, Class A (n)	2,803,640
81,900	Shell Midstream Partners LP	3,738,735
236,800	Transocean Partners LLC (n)	3,274,944
122,950	Western Gas Equity Partners LP	7,377,000
62,500	Williams Partners LP	3,026,875

		127,310,815

	Total U.S. Master Limited Partnerships (Cost $135,820,782)	127,310,815

Non-U.S. Master Limited Partnerships (e)(n) - 3.1%
ENERGY - 3.1%
1,535,600	Plains All American Pipeline LP	66,906,092

	Total Non-U.S. Master Limited Partnerships (Cost $77,072,626)	66,906,092

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Units		Value ($)
Warrants (i) - 0.2%
ENERGY - 0.2%
1,300,000	Kinder Morgan, Inc., expires 05/25/2017	3,510,000

	Total Warrants (Cost $5,006,300)	3,510,000

Contracts
U.S. Purchased Call Options (k) - 0.2%
22,000	iShares Russel 2000 ETF, Strike price $129.00, expires 07/17/2015	660,000
2,500	Outerwall, Inc., Stike price $70.00, expires 07/17/2015	1,687,500
5,650	Patterson Cos., Inc., Strike price $49.00, expires 07/17/2015	282,500
11,830	Patterson Cos., Inc., Strike price $50.00, expires 07/17/2015	236,600
27,500	Salesforce.com, Inc., Stike price $70.00, expires 07/17/2015	497,750

	Total U.S. Purchased Call Options (Cost $8,927,762)	3,364,350

U.S. Purchased Put Options (k) - 0.2%
8,700	Keurig Green Mountain, Inc., Strike price $115.00, expires 01/15/2016	3,456,075
7,500	Zillow Group, Inc., Strike price $100.00, expires 11/20/2015	1,323,750

	Total U.S. Purchased Put Options (Cost $2,478,730)	4,779,825

Non-U.S. Purchased Call Options (e)(k) - 0.2%
2,580	American Express Co., Strike price $77.50, expires 10/16/2015	903,000
14,100	American Express Co., Strike price $80.00, expires 07/17/2015	634,500
27,250	Corning, Inc., Stike price $22.00, expires 01/15/2016	1,498,750

Contracts		Value ($)
Non-U.S. Purchased Call Options (continued)
10,000	Marvell Technology Group, Ltd., Strike price $15.00, expires 01/15/2016	590,000

	Total Non-U.S. Purchased Call Options (Cost $15,266,802)	3,626,250

Shares
U.S. Registered Investment Companies (l) - 8.8%
187,662,683	State Street Navigator Prime Securities Lending Portfolio	187,662,683

	Total U.S. Registered Investment Companies (Cost $187,662,683)	187,662,683

Non-U.S. Investment Companies (e)(j) - 0.2%
10,000	BB Votorantim Highland Infrastructure LLC	3,697,316

	Total Non-U.S. Investment Companies (Cost $4,571,783)	3,697,316

Total Investments - 136.4% (Cost $2,958,509,892)		2,912,456,181

Securities Sold Short - (0.8)%
Corporate Notes - (0.4)%
CONSUMER SERVICES - (0.3)%
(3,000,000)	Fiat Chrysler Automobiles NV 5.25%, 04/15/2023 (f)	(2,948,100)
(4,000,000)	MGM Resorts International 6.00%, 03/15/2023	(4,070,000)

		(7,018,100)

TECHNOLOGY HARDWARE & EQUIPMENT - (0.1)%
(1,000,000)	Seagate HDD Cayman 4.88%, 06/01/2027 (f)	(974,230)

	Total Corporate Notes Proceeds $(7,963,902)	(7,992,330)

U.S. Common Stocks (i)(m) - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
20,000	Intrexon Corp.	(976,000)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Shares		Value ($)
U.S. Common Stocks (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
3,244	ZIOPHARM Oncology, Inc.	(38,928)

		(1,014,928)

	Total U.S. Common Stocks Proceeds $(852,282)	(1,014,928)

U.S. Exchange-Traded Funds - (0.4)%
ENERGY - (0.4)%
100,000	Energy Select Sector SPDR Fund, ETF	(7,516,000)

	Total U.S. Exchange-Traded Funds Proceeds $(7,998,428)	(7,516,000)

	Total Securities Sold Short (Proceeds $16,814,612)	(16,523,258)

Other Assets & Liabilities, Net - (35.6)%		(760,798,401)

Net Assets - 100.0%		2,135,134,522

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of
$138,322,512, or 6.5% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2015.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(e)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2015, these securities amounted to $296,870,505 or 13.9% of net assets.
(g)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2015.
(h)	Securities (or a portion of securities) on loan. As of June 30, 2015, the market value of securities loaned was $262,428,382. The loaned securities were secured with cash and securities collateral of $254,601,365. Collateral is calculated based on prior day’s prices.
(i)	Non-income producing security.
(j)	Affiliated issuer. Assets with a total aggregate market value of $98,720,112, or 4.6% of net assets, were affiliated with the Fund as of June 30, 2015.
(k)	Options are shown at market value.
(l)	Represents investments of cash collateral received in connection with securities lending.
(m)	No dividend payable on security sold short.
(n)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $965,908,335.

Glossary:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following written options contracts outstanding, brokered by Jefferies, for which $22,645,201 was pledged as collateral, at June 30, 2015:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
WRITTEN CALL OPTIONS:
Keurig Green Mountain, Inc.	115	January 2016	870	$1,418,812	$(65,250)
Zillow Group, Inc.	100	November 2015	750	948,498	(322,500)

				2,367,310	(387,750)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Global Allocation Fund

Written options contracts outstanding as of June 30, 2015 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
WRITTEN PUT OPTIONS:
American Airlines Group, Inc.	$45	July 2015	21,500	$6,014,538	$(10,212,500)
American Express Co.	80	July 2015	17,090	6,703,838	(3,896,520)
American Express Co.	77.5	October 2015	2,580	995,054	(774,000)
Corning, Inc.	22	January 2016	27,250	5,069,571	(8,188,625)
Energy Transfer Partners LP	55	August 2015	6,000	1,517,398	(2,490,000)
Marvell Technology Group, Ltd.	15	January 2016	10,000	1,614,070	(2,495,000)
Outerwall, Inc.	70	July 2015	2,500	1,572,219	(81,250)
Patterson Cos., Inc.	50	July 2015	13,981	2,964,377	(2,586,485)
Patterson Cos., Inc.	49	July 2015	6,025	1,247,986	(617,563)
Plains All American Pipeline LP	47.5	August 2015	10,244	3,960,973	(4,814,680)
Salesforce.com, Inc.	70	July 2015	2,750	1,202,305	(577,500)

				32,862,329	(36,734,123)

Total Written Options Contracts				$35,229,639	$(37,121,873)

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2015	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks - 97.7%
BANKS - 15.0%
8,480	JPMorgan Chase & Co. (a)	574,605
3,950	PNC Financial Services Group, Inc. (a)	377,817
4,760	Toronto-Dominion Bank (The) (a)	202,348
9,475	U.S. Bancorp	411,215
9,486	Wells Fargo & Co.	533,493

		2,099,478

CAPITAL GOODS - 5.3%
20,545	General Electric Co.	545,880
1,835	Hubbell, Inc., Class B	198,694

		744,574

CONSUMER DURABLES & APPAREL - 1.4%
3,000	Tupperware Brands Corp. (a)	193,620

CONSUMER SERVICES - 2.8%
4,195	McDonald’s Corp. (a)	398,819

ENERGY - 16.1%
5,840	Chevron Corp.	563,385
6,480	ConocoPhillips (a)	397,937
9,496	Royal Dutch Shell PLC, ADR (a)	544,595
4,240	Schlumberger, Ltd. (a)	365,446
13,985	Suncor Energy, Inc.	384,867

		2,256,230

FOOD, BEVERAGE & TOBACCO - 11.9%
4,550	Diageo PLC, ADR	527,982
6,245	PepsiCo, Inc.	582,909
13,211	Unilever NV	552,748

		1,663,639

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE EQUIPMENT & SERVICES - 3.8%
10,960	Abbott Laboratories	537,917

HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
4,985	Procter & Gamble Co. (The)	390,026

INSURANCE - 2.6%
7,697	Arthur J. Gallagher & Co. (a)	364,068

MATERIALS - 7.0%
3,685	LyondellBasell Industries NV, Class A (a)	381,471
2,855	Packaging Corp. of America (a)	178,409
4,500	Sonoco Products Co.	192,870
7,465	Worthington Industries, Inc. (a)	224,398

		977,148

MEDIA - 2.6%
6,715	CBS Corp., Class B	372,682

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
5,455	Johnson & Johnson (a)	531,644
5,425	Novartis AG, ADR	533,495

		1,065,139

RETAILING - 2.6%
3,260	Home Depot, Inc. (The)	362,284

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
11,415	Microchip Technology, Inc. (a)	541,356

SOFTWARE & SERVICES - 4.2%
12,540	Paychex, Inc. (a)	587,875

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks (continued)
TELECOMMUNICATION SERVICES - 1.4%
4,225	Verizon Communications, Inc. (a)	196,927

TRANSPORTATION - 3.9%
5,635	United Parcel Service, Inc., Class B	546,088

UTILITIES - 2.8%
5,670	ITC Holdings Corp. (a)	182,461
5,040	Southern Co. (The) (a)	211,176

		393,637

	Total Common Stocks (Cost $13,081,869)	13,691,507

Exchange-Traded Funds (a) - 2.7%
5,200	iShares Dow Jones U.S. Real Estate Index Fund, ETF	370,760

	Total Exchange-Traded Funds (Cost $349,015)	370,760

Registered Investment Companies (b) - 26.5%
3,718,407	State Street Navigator Prime Securities Lending Portfolio	3,718,407

	Total Registered Investment Companies (Cost $3,718,407)	3,718,407

Total Investments - 126.9%
(Cost $17,149,291)		17,780,674

Other Assets & Liabilities, Net - (26.9)%		(3,765,286)

Net Assets - 100.0%		14,015,388

(a)	Securities (or a portion of securities) on loan. As of June 30, 2015, the market value of securities loaned was $3,938,989. The loaned securities were secured with cash and securities collateral of $4,024,949. Collateral is calculated based on prior day’s prices.
(b)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2015	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks - 96.1%
CAPITAL GOODS - 1.8%
50,735	United Rentals, Inc. (a)	4,445,401

CONSUMER SERVICES - 1.2%
52,637	Las Vegas Sands Corp.	2,767,127

DIVERSIFIED FINANCIALS - 12.5%
209,285	Charles Schwab Corp. (The)	6,833,155
94,491	CME Group, Inc.	8,793,333
69,761	McGraw Hill Financial, Inc.	7,007,492
94,491	State Street Corp.	7,275,807

		29,909,787

ENERGY - 3.2%
88,784	Schlumberger, Ltd.	7,652,293

FOOD, BEVERAGE & TOBACCO - 3.0%
77,369	PepsiCo, Inc.	7,221,622

HEALTHCARE EQUIPMENT & SERVICES - 8.3%
142,691	Abbott Laboratories	7,003,274
29,175	Cooper Cos., Inc. (The)	5,192,275
103,369	Medtronic PLC	7,659,643

		19,855,192

MATERIALS - 3.0%
66,589	Monsanto Co.	7,097,722

MEDIA - 11.0%
126,833	Comcast Corp., Special Class A	7,602,370
100,193	Discovery Communications, Inc., Class C (a)	3,113,999
180,737	Liberty Global PLC, Series C (a)	9,150,714
58,344	Walt Disney Co. (The)	6,659,384

		26,526,467

Shares		Value ($)
Common Stocks (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.1%
35,518	Alexion Pharmaceuticals, Inc. (a)	6,420,589
34,247	Allergan PLC (a)	10,392,594
52,640	Amgen, Inc.	8,081,293
55,801	Gilead Sciences, Inc.	6,533,181

		31,427,657

REAL ESTATE - 2.8%
72,931	American Tower Corp., REIT	6,803,733

RETAILING - 8.1%
18,388	Amazon.com, Inc. (a)	7,982,047
69,758	Dick’s Sporting Goods, Inc.	3,611,372
117,322	Lowe’s Cos., Inc.	7,857,054

		19,450,473

SOFTWARE & SERVICES - 19.1%
39,951	Baidu, Inc., ADR (a)	7,953,445
130,005	eBay, Inc. (a)	7,831,501
47,563	Facebook, Inc., Class A (a)	4,079,241
15,854	Google, Inc., Class C (a)	8,252,165
53,906	Intuit, Inc.	5,432,108
13,952	LinkedIn Corp., Class A (a)	2,882,902
139,516	Visa, Inc., Class A	9,368,499

		45,799,861

TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
95,131	Apple, Inc. (b)	11,931,806
113,516	QUALCOMM, Inc.	7,109,507

		19,041,313

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks (continued)
TRANSPORTATION - 1.1%
28,537	United Parcel Service, Inc., Class B	2,765,521

	Total Common Stocks (Cost $148,982,852)	230,764,169

Total Investments - 96.1%
(Cost $148,982,852)		230,764,169

Other Assets & Liabilities, Net - 3.9%		9,275,891

Net Assets - 100.0%		240,040,060

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for futures contracts. The market value of the securities pledged as collateral was $252,481.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $246,000 was pledged as collateral, open at June 30, 2015:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
S&P 500 Emini Index	September 2015	26	$2,670,720	$(48,884)

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2015	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks - 98.3%
BANKS - 10.2%
6,475	Cullen/Frost Bankers, Inc. (a)	508,806
43,033	Fulton Financial Corp.	562,011
6,887	Iberiabank Corp. (a)	469,900
16,775	PrivateBancorp, Inc.	667,980
7,806	Prosperity Bancshares, Inc. (a)	450,718
26,313	Renasant Corp. (a)	857,804
4,915	SVB Financial Group (a)(b)	707,662
8,374	Westamerica Bancorp. (a)	424,143

		4,649,024

CAPITAL GOODS - 6.6%
21,429	Applied Industrial Technologies, Inc.	849,660
3,520	Barnes Group, Inc.	137,245
21,756	Luxfer Holdings PLC, ADR	282,828
19,497	Mueller Industries, Inc.	676,936
5,711	Teledyne Technologies, Inc. (a)(b)	602,567
8,410	Woodward, Inc. (a)	462,466

		3,011,702

COMMERCIAL & PROFESSIONAL SERVICES - 6.6%
22,912	Healthcare Services Group, Inc. (a)	757,242
17,926	Herman Miller, Inc.	518,599
21,108	Resources Connection, Inc.	339,628
17,351	Ritchie Bros Auctioneers, Inc.	484,440
29,166	West Corp.	877,896

		2,977,805

CONSUMER DURABLES & APPAREL - 3.0%
6,189	Deckers Outdoor Corp. (a)(b)	445,422
18,117	Jarden Corp. (a)(b)	937,555

		1,382,977

Shares		Value ($)
Common Stocks (continued)
CONSUMER SERVICES - 4.0%
3,019	Cracker Barrel Old Country Store, Inc. (a)	450,314
17,812	Interval Leisure Group, Inc. (a)	407,004
31,149	K12, Inc. (a)(b)	394,035
15,286	Texas Roadhouse, Inc. (a)	572,155

		1,823,508

DIVERSIFIED FINANCIALS - 2.8%
3,269	Greenhill & Co., Inc. (a)	135,108
19,093	Raymond James Financial, Inc. (a)	1,137,561

		1,272,669

ENERGY - 3.4%
3,400	Dril-Quip, Inc. (a)(b)	255,850
9,775	Forum Energy Technologies, Inc. (b)	198,237
8,599	Oil States International, Inc. (b)	320,141
16,624	Sanchez Energy Corp. (a)(b)	162,915
13,177	SM Energy Co. (a)	607,723

		1,544,866

FOOD & STAPLES RETAILING - 1.6%
23,028	SpartanNash Co.	749,331

HEALTHCARE EQUIPMENT & SERVICES - 8.5%
8,115	Air Methods Corp. (a)(b)	335,474
27,190	Endologix, Inc. (a)(b)	417,095
30,941	HMS Holdings Corp. (a)(b)	531,257
15,292	IPC The Hospitalist Co., Inc. (b)	847,024
16,445	MEDNAX, Inc. (a)(b)	1,218,739
6,992	Molina Healthcare, Inc. (a)(b)	491,537

		3,841,126

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)
INSURANCE - 2.3%
8,946	HCC Insurance Holdings, Inc.	687,411
6,557	RLI Corp. (a)	336,964

		1,024,375

MATERIALS - 5.8%
4,360	Balchem Corp. (a)	242,939
21,347	Commercial Metals Co. (a)	343,260
6,388	Packaging Corp. of America	399,186
16,009	PolyOne Corp. (a)	627,073
6,335	Quaker Chemical Corp. (a)	562,801
6,966	Sensient Technologies Corp.	476,057

		2,651,316

MEDIA - 1.2%
9,934	John Wiley & Sons, Inc., Class A	540,112

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
17,490	Albany Molecular Research, Inc. (a)(b)	353,648
20,485	Bruker Corp. (a)(b)	418,099
15,400	ICON PLC (a)(b)	1,036,420
13,780	Repligen Corp. (a)(b)	568,700

		2,376,867

REAL ESTATE - 5.0%
36,866	BioMed Realty Trust, Inc., REIT (a)	712,988
7,600	Coresite Realty Corp., REIT	345,344
14,924	Education Realty Trust, Inc., REIT (a)	468,017
6,499	Omega Healthcare Investors, Inc., REIT	223,111
10,515	RLJ Lodging Trust, REIT	313,137
7,898	Sabra Health Care REIT, Inc.	203,294

		2,265,891

Shares		Value ($)
Common Stocks (continued)
RETAILING - 6.2%
13,949	Buckle, Inc. (The) (a)	638,446
6,275	Genesco, Inc. (a)(b)	414,338
5,814	Group 1 Automotive, Inc. (a)	528,086
31,439	LKQ Corp. (a)(b)	950,872
4,200	Monro Muffler Brake, Inc. (a)	261,072

		2,792,814

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
22,796	Microsemi Corp. (b)	796,720
41,208	Rudolph Technologies, Inc. (b)	494,908
20,875	Semtech Corp. (a)(b)	414,369

		1,705,997

SOFTWARE & SERVICES - 14.3%
24,940	ACI Worldwide, Inc. (a)(b)	612,776
19,323	Blackbaud, Inc. (a)	1,100,445
14,850	CoreLogic, Inc. (b)	589,397
12,308	Cornerstone OnDemand, Inc. (a)(b)	428,318
10,020	CSG Systems International, Inc. (a)	317,233
36,479	Global Cash Access Holdings, Inc. (a)(b)	282,347
38,201	Jive Software, Inc. (a)(b)	200,555
22,050	NIC, Inc.	403,074
18,333	PTC, Inc. (a)(b)	752,020
30,843	RealPage, Inc. (a)(b)	588,176
14,793	Solera Holdings, Inc. (a)	659,176
9,116	SS&C Technologies Holdings, Inc. (a)	569,750

		6,503,267

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
14,735	Control4 Corp. (a)(b)	130,994
5,193	Littelfuse, Inc.	492,764

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
5,435	Zebra Technologies Corp., Class A (a)(b)	603,557

		1,227,315

TRANSPORTATION - 3.5%
9,648	Genesee & Wyoming, Inc., Class A (a)(b)	734,985
12,278	Old Dominion Freight Line, Inc. (a)(b)	842,332

		1,577,317

UTILITIES - 1.6%
13,001	IDACORP, Inc. (a)	729,876

	Total Common Stocks (Cost $36,527,680)	44,648,155

Registered Investment Companies (c) - 27.3%
12,384,599	State Street Navigator Prime Securities Lending Portfolio	12,384,599

	Total Registered Investment Companies (Cost $12,384,599)	12,384,599

Total Investments - 125.6%
(Cost $48,912,279)		57,032,754

Other Assets & Liabilities, Net - (25.6)%		(11,631,809)

Net Assets - 100.0%		45,400,945

(a)	Securities (or a portion of securities) on loan. As of June 30, 2015, the market value of securities loaned was $12,508,399. The loaned securities were secured with cash and securities collateral of $12,787,951. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2015	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 8.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
123,659	Federal National Mortgage Assoc. REMIC Series 2012-93, Class SW 5.91%, 09/25/2042 (a)(b)	23,540
9,126	Federal National Mortgage Assoc. STRIPS Series 354, Class 1 12/25/2034 (c)	8,480

	Total Agency Collateralized Mortgage Obligations (Cost $33,181)	32,020

AGENCY MORTGAGE-BACKED SECURITIES - 5.6%
	Federal Home Loan Mortgage Corp.
275,478	4.00%, 05/01/2044	293,166
104,111	5.00%, 06/01/2041	116,975
32,657	5.50%, 01/01/2038	37,003
	Federal National Mortgage Assoc.
1,161,273	3.00%, 02/01/2043 - 06/01/2043 (d)	1,162,816
311,980	3.50%, 11/01/2042 - 02/01/2043 (d)	323,133
520,687	4.00%, 01/01/2041 - 03/01/2044 (d)	554,843
478,492	4.50%, 10/01/2039 - 01/01/2041 (d)	518,635
151,825	5.00%, 06/01/2041	171,132
43,715	5.50%, 08/01/2037	49,248
45,654	6.00%, 03/01/2034	52,640
	Government National Mortgage Assoc.
205,575	3.00%, 04/20/2043 - 06/20/2043 (d)	208,912
221,387	3.50%, 05/20/2043	230,521
270,914	4.00%, 01/20/2041 - 04/20/2043 (d)	289,884
117,068	4.50%, 05/20/2040 - 03/20/2041 (d)	127,796

	Total Agency Mortgage-Backed Securities (Cost $4,050,664)	4,136,704

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
ASSET-BACKED SECURITIES - 0.0%
2	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 0.93%, 01/25/2034 (b)	2

	Total Asset-Backed Securities (Cost $2)	2

CORPORATE BONDS & NOTES - 1.4%
BANKS - 0.1%
27,000	Bank of America Corp. 2.60%, 01/15/2019	27,317
44,000	U.S. Bancorp 3.44%, 02/01/2016 (e)	44,590

		71,907

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
31,000	ACCO Brands Corp. 6.75%, 04/30/2020	32,705

CONSUMER DURABLES & APPAREL - 0.0%
19,000	Lennar Corp. 4.50%, 11/15/2019	19,333

CONSUMER SERVICES - 0.0%
32,000	MGM Resorts International 5.25%, 03/31/2020 (e)	32,400

DIVERSIFIED FINANCIALS - 0.3%
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (f)	152,154
	General Motors Financial Co., Inc.
19,000	3.00%, 09/25/2017	19,392
12,000	3.50%, 07/10/2019	12,265
13,000	Hyundai Capital America 2.13%, 10/02/2017 (f)	13,134

		196,945

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
ENERGY - 0.1%
16,000	Chesapeake Energy Corp. 3.25%, 03/15/2016 (e)	15,950
	Kinder Morgan, Inc.
14,000	3.05%, 12/01/2019	13,999
42,000	5.63%, 11/15/2023 (f)	44,750

		74,699

FOOD & STAPLES RETAILING - 0.2%
75,000	American Seafood’s Group LLC 10.75%, 05/15/2016 (e)(f)	74,250
43,000	Aramark Services, Inc. 5.75%, 03/15/2020	44,973

		119,223

FOOD, BEVERAGE & TOBACCO - 0.0%
27,000	Constellation Brands, Inc. 7.25%, 09/01/2016 (e)	28,586

HEALTHCARE EQUIPMENT & SERVICES - 0.2%
44,000	HCA, Inc. 6.50%, 02/15/2020	49,280
9,000	Medtronic, Inc. 2.50%, 03/15/2020 (f)	9,021
	Tenet Healthcare Corp.
50,000	4.75%, 06/01/2020 (e)	51,000
30,000	6.00%, 10/01/2020 (e)	32,062

		141,363

INSURANCE - 0.0%
21,000	CNA Financial Corp. 5.88%, 08/15/2020	23,951

MATERIALS - 0.1%
70,000	Rockwood Specialties Group, Inc. 4.63%, 10/15/2020 (e)	72,975

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
MEDIA - 0.0%
15,000	Scripps Networks Interactive, Inc. 2.75%, 11/15/2019 (e)	15,047

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
10,000	Mylan, Inc. 7.88%, 07/15/2020 (f)	10,417
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (f)	26,194
15,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)	15,834

		52,445

REAL ESTATE - 0.1%
49,000	American Tower Corp. 3.40%, 02/15/2019 (e)	50,185
30,000	Iron Mountain, Inc. 6.00%, 08/15/2023 (e)	31,463

		81,648

RETAILING - 0.1%
18,000	Glencore Funding LLC 2.50%, 01/15/2019 (e)(f)	17,813
20,000	Tops Holding Corp. 8.88%, 12/15/2017	20,922

		38,735

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019 (e)	15,982

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
TELECOMMUNICATION SERVICES - 0.0%
17,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	18,509

UTILITIES - 0.0%
24,000	Dominion Resources, Inc. 1.95%, 08/15/2016 (e)	24,192

	Total Corporate Bonds & Notes (Cost $1,042,056)	1,060,645

FOREIGN CORPORATE BONDS & NOTES - 0.8%
BANKS - 0.4%
200,000	Barclays Bank PLC 2.25%, 05/10/2017 (e)(f)	204,383
100,000	National Agricultural Cooperative Federation 4.25%, 01/28/2016 (f)	101,685

		306,068

CAPITAL GOODS - 0.1%
	Bombardier, Inc.
61,000	7.75%, 03/15/2020 (e)(f)	61,641
18,000	4.75%, 04/15/2019 (e)(f)	17,595

		79,236

ENERGY - 0.1%
100,000	Korea National Oil Corp. 2.88%, 11/09/2015 (f)	100,790

MEDIA - 0.1%
27,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (f)	27,473

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
23,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (f)	24,164

UTILITIES - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019 (e)(f)	64,487

	Total Foreign Corporate Bonds & Notes (Cost $596,716)	602,218

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 0.7%
55,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	57,410
30,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	32,733
55,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Class AJ 5.64%, 02/15/2039 (b)	55,852
56,630	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, 06/12/2047	59,418
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C 5.05%, 01/15/2047 (b)	62,988
	LB-UBS Commercial Mortgage Trust
40,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	42,931
35,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	37,499
55,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (b)	57,391
30,000	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA 6.28%, 12/12/2049 (b)	32,366

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	43,015

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $489,291)	481,603

	Total Bonds & Notes (Cost $6,211,910)	6,313,192

Shares
Domestic Equity - 44.3%
COMMON STOCKS - 43.4%
CAPITAL GOODS - 0.8%
2,900	Precision Castparts Corp. (e)	579,623

CONSUMER DURABLES & APPAREL - 0.8%
80,000	UCP, Inc., Class A (g)	606,400

DIVERSIFIED FINANCIALS - 10.8%
34,264	American Express Co. (e)	2,662,998
25,260	Bank of New York Mellon Corp. (The)	1,060,162
5,440	Berkshire Hathaway, Inc., Class B (e)(g)	740,439
3,390	Goldman Sachs Group, Inc. (The) (e)	707,798
22,601	Oaktree Capital Group LLC	1,201,921
112,187	PICO Holdings, Inc. (e)(g)	1,651,393

		8,024,711

FOOD, BEVERAGE & TOBACCO - 1.8%
16,900	Philip Morris International, Inc.	1,354,873

MATERIALS - 0.8%
5,400	Monsanto Co.	575,586

MEDIA - 7.4%
27,500	DreamWorks Animation SKG, Inc., Class A (e)(g)	725,450
48,025	Live Nation Entertainment, Inc. (e)(g)	1,320,207

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
MEDIA (continued)
19,797	Time Warner, Inc. (e)	1,730,456
44,850	Twenty-First Century Fox, Inc., Class A (e)	1,459,643
1,936	Walt Disney Co. (The) (e)	220,975

		5,456,731

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%
74,591	Pfizer, Inc. (e)	2,501,036

REAL ESTATE INVESTMENT TRUST - 5.0%
160,200	American Realty Capital Properties, Inc., REIT (e)	1,302,426
35,900	Chambers Street Properties, REIT (e)	285,405
79,432	Great Ajax Corp., REIT (e)	1,126,346
67,150	Rexford Industrial Realty, Inc., REIT (e)	979,047

		3,693,224

RETAILING - 1.6%
43,000	FTD Cos., Inc. (e)(g)	1,212,170

SOFTWARE & SERVICES - 3.4%
581	Google, Inc., Class A (e)(g)	313,763
2,303	Google, Inc., Class C (g)	1,198,734
25,422	Oracle Corp. (e)	1,024,507

		2,537,004

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
31,419	QUALCOMM, Inc. (e)	1,967,772

TELECOMMUNICATION SERVICES - 2.9%
17,919	Cogent Communications Holdings, Inc. (e)	606,379
28,550	Level 3 Communications, Inc. (e)(g)	1,503,729

		2,110,108

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
TRANSPORTATION - 0.7%
5,300	Kansas City Southern (e)	483,360

UTILITIES - 1.3%
43,400	NRG Energy, Inc. (e)	992,992

	Total Common Stocks (Cost $32,297,946)	32,095,590

PREFERRED STOCKS - 0.9%
BANKS - 0.0%
946	Wells Fargo & Co.	24,173

DIVERSIFIED FINANCIALS - 0.5%
12,635	Ally Financial, Inc., Series A (e)	334,196

REAL ESTATE - 0.4%
11,750	Campus Crest Communities, Inc., Series A	290,812

	Total Preferred Stocks (Cost $613,021)	649,181

	Total Domestic Equity (Cost $32,910,967)	32,744,771

Foreign Equity - 20.9%
COMMON STOCKS - 20.9%
CONSUMER DURABLES & APPAREL - 0.9%
8,350	Adidas AG	638,690

FOOD, BEVERAGE & TOBACCO - 7.6%
12,530	British American Tobacco PLC, ADR	1,356,373
9,355	Diageo PLC, ADR	1,085,554
15,550	Heineken Holding NV	1,090,660
4,950	Pernod Ricard SA (e)	571,384
29,410	SABMiller PLC	1,528,203

		5,632,174

HEALTHCARE EQUIPMENT & SERVICES - 1.1%
11,004	Medtronic PLC (e)	815,396

MEDIA - 0.8%
17,080	Lions Gate Entertainment Corp. (e)	632,814

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
7,131	GlaxoSmithKline PLC	148,318
39,125	GlaxoSmithKline PLC, ADR (e)	1,629,556
41,500	Roche Holding AG, ADR (e)	1,455,405

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
9,100	Teva Pharmaceutical Industries, Ltd., ADR	537,810

		3,771,089

TELECOMMUNICATION SERVICES - 5.4%
1,143,844	Colt Group SA (g)	3,397,331
204,038	Colt Group SA (g)	606,483

		4,003,814

	Total Common Stocks (Cost $14,522,991)	15,493,977

	Total Foreign Equity (Cost $14,522,991)	15,493,977

Registered Investment Companies - 45.4%
95,000	AllianceBernstein Income Fund, Inc.	706,800
51,443	Ares Dynamic Credit Allocation Fund, Inc.	788,621
35,834	BlackRock Build America Bond Trust	712,022
193,764	BlackRock Debt Strategies Fund, Inc.	701,426
174	CBRE Clarion Global Real Estate Income Fund	1,385
85,164	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,958,772
37,976	Diversified Real Asset Income Fund (e)	666,099
83,508	DoubleLine Income Solutions Fund	1,650,953
45,808	DoubleLine Opportunistic Credit Fund	1,061,371
60,382	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	1,347,122
9,860	Nuveen Build America Bond Fund	190,791
48,951	Nuveen Global High Income Fund	817,971
59,493	PIMCO Corporate & Income Opportunity Fund	861,459

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Total Return Fund

Shares		Value ($)
Registered Investment Companies (continued)
117,400	PIMCO Dynamic Credit Income Fund	2,369,132
18,770,862	State Street Navigator Prime Securities Lending Portfolio (i)	18,770,862
93,200	Templeton Emerging Markets Income Fund (e)	998,172

	Total Registered Investment Companies (Cost $33,967,309)	33,602,958

Total Investments - 119.1%
(Cost $87,613,177)		88,154,898

Other Assets & Liabilities, Net - (19.1)%		(14,149,426)

Net Assets - 100.0%		74,005,472

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2015.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Securities (or a portion of securities) on loan. As of June 30, 2015, the market value of securities loaned was $20,608,655. The loaned securities were secured with cash and securities collateral of $21,146,869. Collateral is calculated based on prior day’s prices.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2015, these securities amounted to $1,008,716 or 1.4% of net assets.
(g)	Non-income producing security.
(h)	Perpetual maturity. Maturity date presented represents the next call date.
(i)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund invested in the following countries as of June 30, 2015:

Country	Percentage (based on Total Investments)
United States	82.5%
United Kingdom	11.3%
Switzerland	1.7%
Other (each less than 1.49%)	4.5%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Diversified Financials	9.5%	0.0%	9.5%
Food, Beverage & Tobacco	1.5%	6.4%	7.9%
Pharmaceuticals, Biotechnology & Life Sciences	2.8%	4.3%	7.1%
Telecommunication Services	2.4%	4.5%	6.9%
Media	6.9%	0.0%	6.9%
Real Estate Investment Trust	4.5%	0.0%	4.5%
Software & Services	2.9%	0.0%	2.9%
Technology Hardware & Equipment	2.2%	0.0%	2.2%
Consumer Durables & Apparel	0.7%	0.7%	1.4%
Retailing	1.4%	0.0%	1.4%
Utilities	1.1%	0.0%	1.1%
Healthcare Equipment & Services	0.0%	0.9%	0.9%
Capital Goods	0.7%	0.0%	0.7%
Materials	0.7%	0.0%	0.7%
Transportation	0.5%	0.0%	0.5%
Banks	0.1%	0.0%	0.1%

			54.7%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Total Return Fund

Sector	Percentage (based on Total Investments)
Agency Mortgage-Backed Securities	4.7%
Corporate Bonds & Notes	1.2%
Foreign Corporate Bonds & Notes	0.7%
Non-Agency Collateralized Mortgage Obligations	0.6%
Agency Collateralized Mortgage Obligations	0.0%†

7.2%

Other Instruments	Percentage (based on Total Investments)
Registered Investment Companies	38.1%

100.0%

†	Less than 0.05%

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2015	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes - 84.8%
ALASKA - 2.9%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	579,130

ARIZONA - 2.6%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	520,049

CALIFORNIA - 4.6%
500,000	California State Department of Water Resources 5.00%, 12/01/2021	598,685
23,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	25,361
250,000	State of California 5.25%, 04/01/2035	284,883

		908,929

COLORADO - 3.0%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	581,665

CONNECTICUT - 7.4%
500,000	State of Connecticut 5.00%, 01/01/2022	582,655
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	288,010
500,000	Town of Fairfield, CT 5.00%, 01/01/2021	588,085

		1,458,750

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
DISTRICT OF COLUMBIA - 2.9%
500,000	District of Columbia 5.00%, 04/01/2030 (a)	576,500

FLORIDA - 3.4%
350,000	City of Lakeland, FL 5.00%, 11/15/2033	383,089
250,000	City of Tampa, FL 5.00%, 10/01/2027	292,163

		675,252

GEORGIA - 9.0%
500,000	City of Atlanta Department of Aviation 5.00%, 01/01/2033	557,370
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/2030	647,055
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	566,915

		1,771,340

HAWAII - 3.0%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	584,250

ILLINOIS - 5.3%
500,000	City of Chicago, IL Motor Fuel Tax Insured: AGM 5.00%, 01/01/2031	525,390
460,000	Illinois Financing Authority 5.00%, 11/15/2027	519,027

		1,044,417

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
INDIANA - 2.9%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	562,420

KENTUCKY - 2.8%
500,000	Kentucky State Property & Building Commission Insured: AGC 5.25%, 02/01/2027	559,185

MAINE - 2.5%
425,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	493,085

MASSACHUSETTS - 2.9%
500,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	571,575

MISSOURI - 3.0%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	582,075

NEW JERSEY - 5.9%
70,000	Atlantic County Improvement Authority Insured: NATL-RE 7.40%, 07/01/2016	72,195
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	541,175
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	529,165
10,000	New Jersey State Turnpike Authority Insured: AMBAC-TCRS-BNY 6.50%, 01/01/2016	10,302

		1,152,837

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
NEW YORK - 3.8%
175,000	New York State Dormitory Authority 7.38%, 07/01/2016	180,689
500,000	New York State Urban Development Corp. 5.50%, 01/01/2019	572,450

		753,139

NORTH CAROLINA - 3.0%
500,000	City of Charlotte, NC 5.00%, 06/01/2023	585,770

OHIO - 2.7%
500,000	City of Cleveland, OH Airport System 5.00%, 01/01/2031	536,880

PENNSYLVANIA - 3.9%
190,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/2020	216,640
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	545,065

		761,705

SOUTH CAROLINA - 2.8%
500,000	Georgetown County School District, SC Insured: SCSDE 5.00%, 03/01/2018	551,250

TENNESSEE - 3.0%
500,000	County of Shelby, TN 5.00%, 03/01/2021	582,515

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
TEXAS - 1.5%
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	299,735

	Total Municipal Bonds & Notes (Cost $15,704,027)	16,692,453

Total Investments - 84.8%
(Cost $15,704,027)		16,692,453

Other Assets & Liabilities, Net - 15.2%		3,002,584

Net Assets - 100.0%		19,695,037

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2015.

Glossary:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina School State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 84.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
212,217	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	230,226

	Total Agency Collateralized Mortgage Obligations (Cost $218,081)	230,226

AGENCY MORTGAGE-BACKED SECURITIES - 20.7%
	Federal Home Loan Mortgage Corp.
1,848,971	4.00%, 05/01/2044	1,967,693
329,236	5.00%, 06/01/2041	369,915
125,404	5.50%, 01/01/2038	142,093
	Federal National Mortgage Assoc.
100,370	2.04%, 06/01/2033 (a)	105,613
8,441,245	3.00%, 02/01/2043 - 06/01/2043 (b)	8,452,471
2,305,079	3.50%, 11/01/2042 - 02/01/2043 (b)	2,387,723
2,929,064	4.00%, 01/01/2041 - 03/01/2044 (b)	3,121,298
4,816,578	4.50%, 10/01/2039 - 04/01/2041 (b)	5,220,863
480,117	5.00%, 06/01/2041	541,174
117,269	5.50%, 01/01/2039	131,550
194,030	6.00%, 03/01/2034	223,720
	Government National Mortgage Assoc.
2,484,970	3.50%, 05/20/2043	2,587,494
2,747,962	4.00%, 01/20/2041 - 04/20/2043 (b)	2,943,984

	Total Agency Mortgage-Backed Securities (Cost $27,782,884)	28,195,591

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
ASSET-BACKED SECURITIES - 0.5%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (c)	330,592
150,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/2016	150,157
150,000	Ford Credit Auto Owner Trust Series 2012-A, Class C 2.40%, 11/15/2017	152,057

	Total Asset-Backed Securities (Cost $632,265)	632,806

CORPORATE BONDS & NOTES - 27.6%
AUTOMOBILES & COMPONENTS - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	155,085

BANKS - 2.7%
	Bank of America Corp.
495,000	2.00%, 01/11/2018	496,925
128,000	4.10%, 07/24/2023	131,926
	Bank of America Corp., MTN
280,000	2.03%, 09/28/2020 (a)	287,240
311,000	4.00%, 04/01/2024	317,047
162,000	4.13%, 01/22/2024	166,327
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	493,411
250,000	People’s United Bank 4.00%, 07/15/2024	248,007
349,000	U.S. Bancorp 3.44%, 02/01/2016	353,677
884,000	Wells Fargo & Co. 5.90%, 06/15/2024 (a)(d)	888,420
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	231,272

		3,614,252

CAPITAL GOODS - 1.1%
750,000	Ares Capital Corp. 4.88%, 11/30/2018	786,913

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CAPITAL GOODS (continued)
96,000	Cargill, Inc. 6.00%, 11/27/2017 (c)	106,098
213,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (c)	209,539
228,000	Eaton Corp. 2.75%, 11/02/2022	222,124
206,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	210,957

		1,535,631

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	109,349
747,000	Pitney Bowes, Inc. 4.63%, 03/15/2024	754,717

		864,066

CONSUMER DURABLES & APPAREL - 0.6%
500,000	Lennar Corp. 4.75%, 12/15/2017 (e)	522,500
307,000	Mattel, Inc. 2.35%, 05/06/2019 (e)	306,752

		829,252

DIVERSIFIED FINANCIALS - 5.8%
750,000	Ally Financial, Inc. 2.75%, 01/30/2017	748,500
395,000	American Express Credit Corp., MTN 1.13%, 06/05/2017	393,624
	Citigroup, Inc.
217,000	1.75%, 05/01/2018	216,162
202,000	5.50%, 09/13/2025	218,751
	CNH Industrial Capital LLC
150,000	3.38%, 07/15/2019 (e)	146,250
128,000	3.88%, 11/01/2015	128,640

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (c)	152,154
200,000	Ford Motor Credit Co. LLC 5.88%, 08/02/2021	227,986
750,000	General Electric Capital Corp., MTN 0.58%, 05/13/2024 (a)	718,043
	Goldman Sachs Group, Inc. (The)
267,000	2.38%, 01/22/2018	271,162
311,000	2.63%, 01/31/2019	315,009
104,000	2.90%, 07/19/2018	106,493
247,000	4.00%, 03/03/2024	251,584
516,000	Goldman Sachs Group, Inc. (The), MTN 1.68%, 08/26/2020 (a)	516,618
219,000	Hyundai Capital America 2.13%, 10/02/2017 (c)	221,255
500,000	International Lease Finance Corp. 2.24%, 06/15/2016 (a)(e)	500,625
296,000	JPMorgan Chase & Co. 5.00%, 07/01/2019 (a)(d)	290,080
	Morgan Stanley
208,000	2.13%, 04/25/2018	209,491
147,000	4.75%, 03/22/2017	155,115
224,000	4.88%, 11/01/2022	238,638
133,000	5.00%, 11/24/2025	139,515
	Morgan Stanley, MTN
500,000	1.53%, 01/16/2020 (a)	498,791
500,000	3.00%, 02/21/2020 (a)(f)	494,220
237,000	4.10%, 05/22/2023	237,840
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (c)	495,330

		7,891,876

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY - 2.5%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	101,769
	Chesapeake Energy Corp.
125,000	3.25%, 03/15/2016 (e)	124,609
500,000	3.53%, 04/15/2019 (a)	458,750
98,000	Continental Resources, Inc. 4.90%, 06/01/2044	82,829
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	267,656
73,000	Freeport-McMoran Oil & Gas LLC 6.50%, 11/15/2020	77,380
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	78,500
	Kinder Morgan Energy Partners LP
181,000	3.50%, 09/01/2023 (e)	169,031
205,000	4.30%, 05/01/2024	202,671
514,000	Linn Energy LLC 6.25%, 11/01/2019	404,775
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	97,920
146,000	Rowan Cos., Inc. 4.75%, 01/15/2024 (e)	139,760
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	123,000
214,000	Unit Corp. 6.63%, 05/15/2021	208,650
	Williams Cos., Inc. (The)
197,000	4.55%, 06/24/2024	191,256
99,000	5.75%, 06/24/2044	92,180
317,000	Williams Partners LP 5.25%, 03/15/2020 (e)	344,919
211,000	WPX Energy, Inc. 5.25%, 01/15/2017 (e)	216,803

		3,382,458

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOOD & STAPLES RETAILING - 0.4%
190,000	American Seafoods Group LLC 10.75%, 05/15/2016 (c)(e)	188,100
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	284,943

		473,043

FOOD, BEVERAGE & TOBACCO - 0.7%
	Altria Group, Inc.
108,000	2.95%, 05/02/2023	103,344
108,000	4.50%, 05/02/2043	100,410
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	191,557
210,000	Constellation Brands, Inc. 7.25%, 09/01/2016	222,338
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	139,038
112,000	JBS USA LLC 5.88%, 07/15/2024 (c)	112,980
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	102,816

		972,483

HEALTHCARE EQUIPMENT & SERVICES - 0.5%
207,000	Anthem, Inc. 3.30%, 01/15/2023	199,274
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	392,169
114,000	HCA, Inc. 6.50%, 02/15/2020	127,680

		719,123

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
500,000	Avon Products, Inc. 3.13%, 03/15/2016 (e)	501,250
INSURANCE - 1.8%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (a)	125,917
167,000	American International Group, Inc. 3.38%, 08/15/2020	173,059
750,000	Assured Guaranty US Holdings, Inc. 5.00%, 07/01/2024 (e)	736,883
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	225,108
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (c)	261,795
	Genworth Holdings, Inc.
103,000	4.80%, 02/15/2024 (e)	90,125
101,000	7.70%, 06/15/2020	109,583
500,000	8.63%, 12/15/2016	538,750
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (c)	227,659

		2,488,879

MATERIALS - 0.3%
257,000	Hexion, Inc. 6.63%, 04/15/2020	237,083
208,000	Huntsman International LLC 4.88%, 11/15/2020	208,520

		445,603

MEDIA - 1.6%
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (c)	186,934
103,000	Comcast Corp. 4.75%, 03/01/2044	104,806
	DIRECTV Holdings LLC
156,000	4.45%, 04/01/2024	159,917
336,000	5.15%, 03/15/2042	317,221

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MEDIA (continued)
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	239,741
	Time Warner Cable, Inc.
750,000	5.85%, 05/01/2017	801,250
189,000	5.88%, 11/15/2040	183,569
168,000	Time Warner, Inc. 5.35%, 12/15/2043	172,768

		2,166,206

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
	AbbVie, Inc.
203,000	1.75%, 11/06/2017	203,648
143,000	2.00%, 11/06/2018	143,178
205,000	Celgene Corp. 3.63%, 05/15/2024	205,125
187,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (c)	185,130
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	213,796
	Mylan, Inc.
97,000	5.40%, 11/29/2043	99,568
124,000	7.88%, 07/15/2020 (c)	129,175
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	158,382
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (c)	130,897

		1,468,899

REAL ESTATE - 0.9%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	148,204

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
REAL ESTATE (continued)
220,000	American Tower Corp. 3.40%, 02/15/2019	225,320
139,000	Corporate Office Properties LP 3.60%, 05/15/2023	127,270
164,000	National Retail Properties, Inc. 3.90%, 06/15/2024	164,102
500,000	Potlatch Corp. 7.50%, 11/01/2019	566,875

		1,231,771

RETAILING - 1.1%
	Bed Bath & Beyond, Inc.
98,000	3.75%, 08/01/2024	97,942
29,000	4.92%, 08/01/2034	28,390
	Glencore Funding LLC
311,000	2.50%, 01/15/2019 (c)	307,768
157,000	4.13%, 05/30/2023 (c)	152,137
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	115,797
227,000	Target Corp. 3.50%, 07/01/2024	231,988
595,000	Tops Holding Corp. 8.88%, 12/15/2017 (e)	622,444

		1,556,466

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	104,881

SOFTWARE & SERVICES - 0.9%
750,000	eBay, Inc. 2.20%, 08/01/2019 (e)	747,339
310,000	International Business Machines Corp. 3.63%, 02/12/2024	314,312

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
SOFTWARE & SERVICES (continued)
154,000	Oracle Corp. 3.63%, 07/15/2023	158,528

		1,220,179

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
308,000	Apple, Inc. 2.85%, 05/06/2021	312,778
520,000	Hewlett-Packard Co. 2.75%, 01/14/2019	526,081
750,000	Lexmark International, Inc. 5.13%, 03/15/2020	802,721

		1,641,580

TELECOMMUNICATION SERVICES - 1.6%
262,000	AT&T, Inc. 2.38%, 11/27/2018	264,508
96,000	Frontier Communications Corp. 7.13%, 03/15/2019	99,600
283,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	308,116
	L-3 Communications Corp.
139,000	1.50%, 05/28/2017 (e)	138,110
154,000	3.95%, 05/28/2024	149,974
119,000	Sprint Corp. 7.25%, 09/15/2021	116,322
	Verizon Communications, Inc.
494,000	1.35%, 06/09/2017	493,534
216,000	5.15%, 09/15/2023	236,884
150,000	6.55%, 09/15/2043	176,074
215,000	Windstream Corp. 6.38%, 08/01/2023 (e)	175,762

		2,158,884

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TRANSPORTATION - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	245,738

UTILITIES - 1.4%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	106,968
276,000	Dominion Resources, Inc. 1.95%, 08/15/2016	278,211
146,000	Duke Energy Corp. 3.75%, 04/15/2024	149,031
215,000	Eversource Energy 1.45%, 05/01/2018	213,883
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	121,867
167,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/2015	167,478
142,000	PacifiCorp 6.25%, 10/15/2037	177,681
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044 (e)	132,913
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	309,111
259,000	Southern Co. (The) 2.45%, 09/01/2018	264,607

		1,921,750

	Total Corporate Bonds & Notes (Cost $37,816,022)	37,589,355

FOREIGN CORPORATE BONDS & NOTES - 7.8%
BANKS - 1.8%
500,000	Bank of Nova Scotia (The), MTN 1.25%, 08/28/2019 (a)	497,357
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (c)	200,090

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
BANKS (continued)
294,000	Commonwealth Bank of Australia 0.75%, 01/15/2016 (c)(e)	294,346
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (c)	194,655
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (c)	396,567
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (c)	251,272
441,000	Royal Bank of Canada 1.20%, 09/19/2017	440,551
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (c)	249,840

		2,524,678

CAPITAL GOODS - 0.7%
200,000	Ardagh Packaging Finance PLC 3.29%, 12/15/2019 (a)(c)	195,250
750,000	BlackRock Capital Investment Corp. 5.50%, 02/15/2018	774,375

		969,625

CONSUMER SERVICES - 0.1%
117,000	NCL Corp., Ltd. 5.00%, 02/15/2018	119,633

DIVERSIFIED FINANCIALS - 0.9%
400,000	Credit Suisse AG 2.60%, 05/27/2016 (c)	406,461
304,000	Invesco Finance PLC 3.13%, 11/30/2022	300,793
500,000	Prospect Capital Corp. 5.50%, 08/15/2016	513,750

		1,221,004

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
ENERGY - 2.1%
	BP Capital Markets PLC
207,000	3.81%, 02/10/2024	210,989
108,000	1.38%, 05/10/2018	107,458
205,000	CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/2024	209,739
137,000	Korea National Oil Corp. 2.88%, 11/09/2015 (c)	138,083
138,000	Nexen, Inc. 6.40%, 05/15/2037	165,870
	Petrobras Global Finance BV
493,000	2.42%, 01/15/2019 (a)	457,011
286,000	3.50%, 02/06/2017	283,635
201,000	5.38%, 01/27/2021	193,824
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	98,154
325,000	Shell International Finance BV 3.40%, 08/12/2023	334,128
	Statoil ASA
319,000	3.70%, 03/01/2024 (e)	330,316
106,000	4.80%, 11/08/2043	112,673
91,000	Talisman Energy, Inc. 6.25%, 02/01/2038	89,607
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042 (e)	80,548

		2,812,035

FOOD, BEVERAGE & TOBACCO - 0.1%
217,000	Diageo Capital PLC 1.13%, 04/29/2018	214,405

INSURANCE - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043	104,027

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
MATERIALS - 0.5%
205,000	Agrium, Inc. 4.90%, 06/01/2043	198,082
103,000	Kinross Gold Corp. 5.95%, 03/15/2024	97,886
	Teck Resources, Ltd.
192,000	3.75%, 02/01/2023 (e)	165,421
109,000	5.40%, 02/01/2043	81,493
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024	151,498

		694,380

MEDIA - 0.1%
208,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (c)	211,640

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
	Actavis Funding SCS
237,000	1.30%, 06/15/2017	235,512
197,000	3.85%, 06/15/2024	194,991
99,000	4.85%, 06/15/2044	95,879
213,000	Perrigo Co. PLC 2.30%, 11/08/2018	213,399
151,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (c)	158,644

		898,425

SOFTWARE & SERVICES - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019 (c)	112,013

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
230,000	Seagate HDD Cayman 4.75%, 01/01/2025 (c)	229,018

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES - 0.4%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	326,919
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (c)	200,000

		526,919

	Total Foreign Corporate Bonds & Notes (Cost $10,736,883)	10,637,802

MUNICIPAL BONDS & NOTES - 2.0%
750,000	Industry Public Facilities Authority of California 5.75%, 01/01/2024	736,905
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	714,974
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	315,226
300,000	San Francisco City & County Redevelopment Agency 8.26%, 08/01/2029	362,340
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	580,464

	Total Municipal Bonds & Notes (Cost $2,730,859)	2,709,909

NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 4.1%
	Banc of America Commercial Mortgage Trust
465,000	Series 2007-1, Class AMFX 5.48%, 01/15/2049 (a)	485,373
300,000	Series 2006-4, Class AM 5.68%, 07/10/2046	312,719
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
80,288	Series 2005-6, Class A4 5.33%, 09/10/2047 (a)	80,713
64,411	Series 2005-1, Class AJ 5.52%, 11/10/2042 (a)	64,354
	Bear Stearns Commercial Mortgage Securities Trust
110,000	Series 2006-T22, Class AJ 5.77%, 04/12/2038 (a)	113,170

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
230,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (a)	250,954
	Commercial Mortgage Pass-Through Certificates
120,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (a)	131,198
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (a)(c)	109,426
355,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Class AJ 5.64%, 02/15/2039 (a)	360,501
	GS Mortgage Securities Trust
110,000	Series 2011-GC5, Class A2 3.00%, 08/10/2044	111,944
205,000	Series 2014, Class C 3.79%, 01/10/2031 (c)	205,984
105,000	Series 2014-GC20, Class AS 4.26%, 04/10/2047	110,907
	JP Morgan Chase Commercial Mortgage Securities Trust
100,000	Series 2006-LDP8, Class AM 5.44%, 05/15/2045	103,978
207,642	Series 2007-CB18, Class A4 5.44%, 06/12/2047	217,866
	JPMBB Commercial Mortgage Securities Trust
100,000	Series 2014-C18, Class C 4.97%, 02/15/2047 (a)	104,200
153,000	Series 2013-C17, Class C 5.05%, 01/15/2047 (a)	160,619
	LB-UBS Commercial Mortgage Trust
100,121	Series 2006-C1, Class A4 5.16%, 02/15/2031	101,129
250,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (c)	268,320
220,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (a)	235,706

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
300,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (a)	313,041
	Morgan Stanley Bank of America Merrill Lynch Trust
210,000	Series 2013-C10, Class AS 4.22%, 07/15/2046 (a)	221,693
191,000	Series 2013-C10, Class C 4.22%, 07/15/2046 (a)	191,121
	Morgan Stanley Capital I Trust
52,482	Series 2005-T17, Class AJ 4.84%, 12/13/2041 (a)	52,674
147,426	Series 2006-T21, Class A4 5.16%, 10/12/2052 (a)	148,128
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (a)(c)	110,329
170,000	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (a)	173,027
230,000	Series 2007-IQ16, Class AMA 6.28%, 12/12/2049 (a)	248,135
	WF-RBS Commercial Mortgage Trust
115,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	122,697
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (a)	282,827
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (a)	149,194

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $5,589,964)	5,541,927

SOVEREIGN BONDS - 0.9%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025 (e)	193,350
226,000	Chile Government International Bond 3.63%, 10/30/2042	203,682

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
SOVEREIGN BONDS (continued)
200,000	Colombia Government International Bond 2.63%, 03/15/2023 (e)	183,700
372,000	Korea Development Bank (The) 3.25%, 03/09/2016	377,547
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	200,550
133,000	Turkey Government International Bond 3.25%, 03/23/2023 (e)	124,189

	Total Sovereign Bonds (Cost $1,331,989)	1,283,018

U.S. GOVERNMENT AGENCIES—20.8%
5,580,000	Federal Farm Credit Bank 2.25%, 12/01/2020	5,579,911
	Federal Home Loan Bank
2,500,000	1.00%, 11/20/2019 (g)	2,502,943
2,500,000	1.00%, 11/26/2019 (g)	2,503,037
2,000,000	1.00%, 01/29/2021 (g)	1,997,464
1,500,000	1.00%, 02/18/2022 (g)	1,497,077
1,175,000	1.00%, 12/30/2024 (g)	1,173,897
895,000	1.25%, 04/16/2020 (g)	893,803
1,000,000	1.25%, 12/11/2020 (g)	996,510
1,750,000	1.50%, 08/19/2022 (g)	1,731,280
1,415,000	1.75%, 11/15/2024 (g)	1,373,274
	Federal Home Loan Mortgage Corp., MTN
2,000,000	1.00%, 12/28/2018 (g)	2,002,362
2,000,000	1.00%, 02/13/2020 (g)	1,998,760
2,200,000	1.00%, 02/27/2020 (g)	2,195,030
1,925,000	1.15%, 05/27/2020 (g)	1,923,000

	Total U.S. Government Agencies (Cost $28,449,350)	28,368,348

	Total Bonds & Notes (Cost $115,288,297)	115,188,982

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Fixed Income Fund

Shares		Value ($)
Domestic Equity - 4.3%
COMMON STOCKS - 1.9%
REAL ESTATE INVESTMENT TRUST - 1.9%
158,000	American Realty Capital Properties, Inc., REIT (e)	1,284,540
95,000	Chambers Street Properties, REIT (e)	755,250
33,500	Rexford Industrial Realty, Inc., REIT	488,430

	Total Common Stocks (Cost $3,065,570)	2,528,220

PREFERRED STOCKS - 2.4%
BANKS - 2.1%
30,000	Countrywide Capital V	772,500
22,109	First Republic Bank (d)(e)	605,344
30,000	First Republic Bank, Series A (d)(e)	775,500
20,000	Lloyds Banking Group PLC	499,600
6,572	Wells Fargo & Co. (d)	167,931

		2,820,875

DIVERSIFIED FINANCIALS - 0.2%
10,842	Ally Financial, Inc., Series A (d)	286,771

REAL ESTATE - 0.1%
7,565	PS Business Parks, Inc., Series S (d)(e)	192,151

	Total Preferred Stocks (Cost $3,283,351)	3,299,797

	Total Domestic Equity (Cost $6,348,921)	5,828,017

Registered Investment Companies - 11.4%
50,792	BlackRock Build America Bond Trust	1,009,237
65,695	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,510,985
32,000	DoubleLine Opportunistic Credit Fund	741,440
9	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	201
43,670	Nuveen Build America Bond Fund	845,014
140,000	Nuveen Credit Strategies Income Fund	1,205,400
20,000	PCM Fund, Inc. (e)	201,000
45,000	PIMCO Corporate & Income Opportunity Fund	651,600
68,500	PIMCO Dynamic Credit Income Fund	1,382,330
25,000	Pimco Dynamic Income Fund	730,250

Shares		Value ($)
Registered Investment Companies (continued)
6,615,593	State Street Navigator Prime Securities Lending Portfolio (h)	6,615,593
32,000	Templeton Emerging Markets Income Fund (e)	342,720
20,883	Western Asset Emerging Markets Debt Fund, Inc.	312,410

	Total Registered Investment Companies (Cost $16,059,671)	15,548,180

Total Investments - 100.3%
(Cost $137,696,889)		136,565,179

Other Assets & Liabilities, Net - (0.3)%		(418,053)

Net Assets - 100.0%		136,147,126

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2015.
(b)	Securities are grouped by coupon and represent a range of maturities.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2015, these securities amounted to $7,329,481 or 5.4% of net assets.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Securities (or a portion of securities) on loan. As of June 30, 2015, the market value of securities loaned was $6,678,182. The loaned securities were secured with cash and securities collateral of $6,867,998. Collateral is calculated based on prior day’s prices.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $494,220, or 0.4% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2015.
(g)	Step coupon bond. The interest rate shown reflects the rate in effect June 30, 2015 and will reset at a future date.
(h)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
MTN	Medium-Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

NOTES TO INVESTMENT PORTFOLIOS (unaudited)

As of June 30, 2015	Highland Funds II

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of June 30, 2015	Highland Funds II

Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2015, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, preferred stocks, exchange-traded funds, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price is utilized to value the option.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the beginning of the period. A summary of the inputs used to value each Fund’s assets as of June 30, 2015 is as follows:

	Total value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Aerospace	$1,306,068	$—	$1,306,068	$—
Chemicals	3,769,596	—	—	3,769,596
Energy	26,230,681	—	26,230,681	—
Financial	5,274,341	—	5,274,341	—
Gaming & Leisure	—	—	—	—	(1)
Healthcare	8,049,141	—	8,049,141	—
Information Technology	509,463	—	509,463	—
Manufacturing	967,500	—	967,500	—
Metals & Minerals	2,845,579	—	2,845,579	—
Service	1,735,246	—	1,735,246	—
Telecommunications	36,239,844	—	—	36,239,844
Utility	253,232,973	—	253,232,973	—
Non-U.S. Senior Loans		—		—
Energy	15,495,975	—	15,495,975	—
Gaming & Leisure	2,647,377	—	2,647,377	—
Healthcare	10,484,961	—	4,461,141	6,023,820
Information Technology	3,753,340	—	3,753,340	—
Manufacturing	1,169,533	—	1,169,533	—
Media & Telecommunications	5,123,188	—	5,123,188	—
Retail	7,485,420	—	7,485,420	—
Service	9,175,379	—	9,175,379	—
Transportation	2,759,422	—	2,759,422	—
Non-U.S. Asset-Backed Securities	252,465,561	—	252,465,561	—
U.S. Corporate Bonds & Notes(2)	68,410,299	—	68,410,299	—
Non-U.S. Corporate Bonds & Notes(2)	59,008,463	—	59,008,463	—
Non-U.S. Government Bonds	341,749,031	—	341,749,031	—
U.S. Equity
Banks	6,512,805	6,512,805	—	—
Consumer Services	95,366,661	87,395,033	7,971,628	—
Diversified Financials	7,233,369	7,233,369	—	—
Energy	127,085,176	127,085,176	—	—
Food, Beverage & Tobacco	736,025	736,025	—	—
Healthcare Equipment & Services	77,302,384	77,302,384	—	—
Household & Personal Products	317,910	317,910	—	—
Insurance	708,440	708,440	—	—
Materials	13,816,096	238,455	13,577,641	—
Media	4,084,052	4,084,052	—	—
Pharmaceuticals, Biotechnology & Life Sciences	4,069,069	4,069,069	—	—
Real Estate	110,250	110,250	—	—
Real Estate Investment Trust	27,725,006	27,725,006	—	—
Retailing	5,438,878	5,438,878	—	—
Software & Services	160,091,659	160,091,659	—	—
Technology Hardware & Equipment	4,042,230	4,042,230	—	—
Telecommunication Services	93,414,698	263,350	—	93,151,348
Transportation	161,641,773	161,641,773	—	—
Utilities	38,968,366	38,968,366	—	—
Non-U.S. Equity
Automobiles & Components	198,120	198,120	—	—
Capital Goods	398,550	398,550	—	—
Consumer Durables & Apparel	511,035	511,035	—	—
Consumer Services	3,496,197	3,496,197	—	—
Diversified Financials	2,983,286	2,983,286	—	—
Energy	41,316,908	38,712,370	2,604,538	—
Food, Beverage & Tobacco	1,539,886	1,539,886	—	—
Healthcare Equipment & Services	41,229,001	38,321,501	—	2,907,500
Materials	331,050	331,050	—	—
Media	4,919,888	4,919,888	—	—
Pharmaceuticals, Biotechnology & Life Sciences	19,481,803	19,481,803	—	—
Retailing	12,856,887	12,856,887	—	—
Semiconductors & Semiconductor Equipment	2,798,700	2,798,700	—	—
Software & Services	108,686,695	108,686,695	—	—
Technology Hardware & Equipment	38,723,074	38,723,074	—	—
Telecommunication Services	20,599,600	20,599,600	—	—
Transportation	1,973,468	1,973,468	—	—
U.S. Exchange-Traded Funds	40,216,374	40,216,374	—	—
Non-U.S. Exchange-Traded Funds	220,785,100	220,785,100	—	—
U.S. Master Limited Partnerships	127,310,815	127,310,815	—	—
Non-U.S. Master Limited Partnerships	66,906,092	66,906,092	—	—
Warrants(2)
Equity Contracts	3,510,000	3,510,000	—	—
U.S. Purchased Call Options	3,364,350	3,364,350	—	—
U.S. Purchased Put Options	4,779,825	4,779,825	—	—
Non-U.S. Purchased Call Options	3,626,250	3,626,250	—	—
U.S. Registered Investment Companies	187,662,683	187,662,683	—	—
Non-U.S. Investment Companies	3,697,316	—	—	3,697,316

Total Assets	2,912,456,181	1,668,657,829	1,098,008,928	145,789,424

Liabilities
Securities Sold Short
U.S. Corporate Notes(2)	(7,992,330)	—	(7,992,330)	—
U.S. Common Stocks(2)	(1,014,928)	(1,014,928)	—	—
U.S. Exchange-Traded Funds	(7,516,000)	(7,516,000)	—	—
Other Financial Instruments
Written Call Options Contracts	(387,750)	(387,750)	—	—
Written Put Options Contracts	(36,734,123)	(36,734,123)	—	—

Total Liabilities	(53,645,131)	(45,652,801)	(7,992,330)	—

Total	$2,858,811,050	$1,623,005,028	$1,090,016,598	$145,789,424

(1)	This category includes securities with a value of zero.
(2)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of June 30, 2015	Highland Funds II

	Total value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Dividend Equity Fund
Assets
Common Stocks(1)	$13,691,507	$13,691,507	$—	$—
Exchange-Traded Funds	370,760	370,760	—	—
Registered Investment Companies	3,718,407	3,718,407	—	—

Total	$17,780,674	$17,780,674	$—	$—

(1)	See investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of June 30, 2015	Highland Funds II

	Total value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	$230,764,169	$230,764,169	$—	$—

Total Assets	230,764,169	230,764,169	—	—

Liabilities
Other Financial Instruments
Equity Contracts – Futures(2)	(48,884)	(48,884)	—	—

Total Liabilities	(48,884)	(48,884)	—	—

Total	$230,715,285	$230,715,285	$—	$—

(1)	See investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of June 30, 2015	Highland Funds II

	Total value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$44,648,155	$44,648,155	$—	$—
Registered Investment Companies	12,384,599	12,384,599	—	—

Total	$57,032,754	$57,032,754	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of June 30, 2015	Highland Funds II

	Total value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$32,020	$—	$32,020	$—
Agency Mortgage-Backed Securities	4,136,704	—	4,136,704	—
Asset-Backed Securities	2	—	2	—
Corporate Bonds & Notes(1)	1,060,645	—	1,060,645	—
Foreign Corporate Bonds & Notes(1)	602,218	—	602,218	—
Non-Agency Collateralized Mortgage-Backed Securities	481,603	—	481,603	—
Domestic Equity
Common Stocks(1)	32,095,590	32,095,590	—	—
Preferred Stocks
Banks	24,173	—	24,173	—
Diversified Financials	334,196	334,196	—	—
Real Estate	290,812	290,812	—	—
Foreign Equity
Common Stocks(1)	15,493,977	15,493,977	—	—
Registered Investment Companies	33,602,958	33,602,958	—	—

Total	$88,154,898	$81,817,533	$6,337,365	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of June 30, 2015	Highland Funds II

	Total value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$16,692,453	$—	$16,692,453	$—

Total	$16,692,453	$—	$16,692,453	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of June 30, 2015	Highland Funds II

	Total value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$230,226	$—	$230,226	$—
Agency Mortgage-Backed Securities	28,195,591	—	28,195,591	—
Asset-Backed Securities	632,806	—	632,806	—
Corporate Bonds & Notes(1)	37,589,355	—	37,095,135	494,220
Foreign Corporate Bonds & Notes(1)	10,637,802	—	10,637,802	—
Municipal Bonds & Notes	2,709,909	—	2,709,909	—
Non-Agency Collateralized Mortgage-Backed Securities	5,541,927	—	5,541,927	—
Sovereign Bonds	1,283,018	—	1,283,018	—
U.S. Government Agencies	28,368,348	—	28,368,348	—
Domestic Equity
Common Stocks(1)	2,528,220	2,528,220	—	—
Preferred Stocks(1)	3,299,797	3,131,866	167,931	—
Registered Investment Companies	15,548,180	15,548,180	—	—

Total	$136,565,179	$21,208,266	$114,862,693	$494,220

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of June 30, 2015	Highland Funds II

The table below sets forth a summary of changes in the Global Allocation Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended June 30, 2015.

	Balance as of September 30, 2014	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of June 30, 2015	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Global Allocation Fund
U.S. Senior Loans
Aerospace	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Chemicals	—	—	—	11,504	974	243,968	3,521,170	(8,020)	3,769,596	243,968
Energy	—								—	—
Healthcare	8,864,125	—	(7,285,188)	351	21,105	(25,393)	—	(1,575,000)	—	—
Media & Telecommunica tions	2,008,130	—	—	—	(2,500)	(8,130)	—	(1,997,500)	—	—
Service	1,865,855	—	(1,865,855)	—	—	—	—	—	—	—
Telecommunications	—	—	—	(1,700)	31,837	(212,246)	43,927,978	(7,506,025)	36,239,844	(212,246)
Transportation	306,147	—	—	(49)	(2,113)	396	—	(304,381)	—	—
Non-U.S. Senior Loans
Healthcare	—	—	—	—	—	23,820	6,000,000	—	6,023,820	23,820
Manufacturing	1,621,996	—	(1,106,207)	217	(8,171)	7,954	—	(515,789)	—	—
Transportation	1,757,053	—	(1,757,053)	—	—	—	—	—	—	—
U.S. Equities
Telecommunications Services	—	—	—	—	—	5,860,078	87,291,270	—	93,151,348	5,860,078
Non-U.S. Equity	—	—	—	—	—	407,500	2,500,000	—	2,907,500	407,500
Non-U.S. Investment Companies	4,195,723	—	—	—	—	(498,407)	—	—	3,697,316	(498,407)

Total	$20,619,029	$—	$(12,014,303)	$10,323	$41,132	$5,799,540	$143,240,418	$(11,906,715)	$145,789,424	$5,824,713

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

As a result, for the period ended June 30, 2015, an amount of $12,014,303 of the Global Allocation Fund’s portfolio of investments were transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine price.

For the period ended June 30, 2015, an amount of $500,000 of the Fixed Income Fund’s portfolio investments were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to Level 3 were due to lack of available market quotations.

For the period ended June 30, 2015, amounts of $25,374,664 and $208,316 of the Global Allocation Fund and the Total Return Fund, respectively, were transferred from Level 2 to Level 1. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to Level 1 were due to management’s assessment of the observable and unobservable inputs used for valuing the assets.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of June 30, 2015	Highland Funds II

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 6/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$96,058,848	Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of NFY EBITDA	13.3x
			Liquidity Discount	10%
			Asset-Specific Discount	10%
		Discounted Cash Flow	Discount Rate	11%
Bank Loans	46,033,260	Third-Party Pricing Vendor	N/A	N/A
		Discounted Cash Flow	Spread Adjustment	0.0% - 0.2%
		Debt-Yield	Liquidity Adjustment	3% - 5%
Mutual Funds	3,697,316	Net Asset Value	N/A	N/A

Total	$145,789,424

Significant changes in the unobservable inputs in isolation would result in a significantly lower or higher fair value measurement.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay any dividends or other payments received on such borrowed securities. At June 30, 2015, the Global Allocation Fund held securities sold short.

Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. For the period ended June 30, 2015, the Premier Growth Equity Fund held futures contracts as detailed in the Fund’s Investment Portfolio. The Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments. Securities held as collateral for futures contracts can be found on the Investment Portfolio. The Total Return Fund invested in futures during the period, however, none were held at June 30, 2015.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of June 30, 2015	Highland Funds II

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

Transactions in written options for the period ended June 30, 2015 were as follows:

Global Allocation Fund	Number of Contracts	Premium
Outstanding, September 30, 2014	25,000	$9,361,113
Call Options Written	6,620	3,078,353
Put Options Written	139,733	46,545,739
Put Options Bought back	(3,900)	(5,918,222)
Put Options Exercised	(23,073)	(10,536,929)
Call Options Expired	(10,000)	(1,422,086)
Put Options Expired	(12,840)	(5,878,329)
Outstanding, June 30, 2015	121,540	$35,229,639

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2015, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$133,027,014	$184,146,545	$(51,119,531)	$2,963,572,712
Dividend Equity Fund	1,211,531	577,261	634,270	17,146,404
Premier Growth Equity Fund	81,776,050	1,197,733	80,578,317	150,185,852
Small-Cap Equity Fund	9,445,381	1,524,751	7,920,630	49,112,124
Total Return Fund	2,229,761	1,966,490	263,271	87,891,627
Tax-Exempt Fund	1,078,453	90,027	988,426	15,704,027
Fixed Income Fund	1,147,756	2,817,284	(1,669,528)	138,234,707

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. The Global Allocation Fund held at least five percent of the outstanding voting securities of the following companies during the period ended June 30, 2015:

	Shares		Market Value
Issuer	September 30, 2014	June 30, 2015	September 30, 2014	June 30, 2015	Affiliated Income	Purchases	Sales
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	10,000	$4,195,723	$3,697,316	$—	$—	$—
Highland HFR Equity Hedge, ETF (U.S. Exchange-Traded Funds)	—	495,000	—	9,835,650	—	10,000,000	99,987
Highland HFR Event-Driven, ETF (U.S. Exchange-Traded Funds)	—	495,000	—	9,796,050	—	10,000,000	100,055
Highland HFR Global, ETF (U.S. Exchange-Traded Funds)	—	495,000	—	9,865,350	—	10,000,000	99,555
Highland/iBoxx Senior Loan, ETF (U.S. Exchange-Traded Funds)	543,198	343,198	10,581,497	6,599,697	192,120	—	3,887,914
Highland Energy MLP Fund (U.S. Master Limited Partnerships)	936,170	3,324,314	11,421,277	34,606,108	861,441	25,861,441	—
K12, Inc. (U.S. Equity)	1,719,900	1,922,525	27,449,604	24,319,941	—	3,046,819	—
	3,209,268	7,085,037	$53,648,101	$98,720,112	$1,053,561	$58,908,260	$4,187,511

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2015	Highland Energy MLP Fund

Shares		Value ($)
Common Stocks - 35.8%
ENERGY - 35.8%
41,077	EnLink Midstream LLC	1,277,084
100,758	Kinder Morgan, Inc.	3,868,100
39,528	SemGroup Corp., Class A	3,141,685
73,211	Targa Resources Corp.	6,531,885
124,076	Williams Cos., Inc. (The)	7,120,722

		21,939,476

	Total Common Stocks (Cost $21,327,804)	21,939,476

Master Limited Partnerships - 83.9%
ENERGY - 83.9%
172,731	Boardwalk Pipeline Partners LP (a)	2,508,054
1,250	Columbia Pipeline Partners LP	31,500
215,129	Crestwood Equity Partners LP	888,483
66,000	Crestwood Midstream Partners LP	739,200
70,992	Dynagas LNG Partners LP	1,127,353
110,666	Energy Transfer Equity LP	7,101,437
56,673	Energy Transfer Partners LP	2,958,331
91,952	EnLink Midstream Partners LP	2,020,185
171,613	Enterprise Products Partners LP (a)	5,129,513
5,000	EQT GP Holdings LP (b)	169,950
16,791	EQT Midstream Partners LP	1,369,138
109,270	Foresight Energy LP	1,387,729
66,276	MarkWest Energy Partners LP	3,736,641
46,340	NGL Energy Partners LP	1,405,492
22,739	NuStar Energy LP	1,349,560
137,221	Plains All American Pipeline LP (a)	5,978,719

Shares		Value ($)
Master Limited Partnerships (continued)
ENERGY (continued)
85,637	Plains GP Holdings LP, Class A	2,212,860
71,937	Shell Midstream Partners LP	3,283,924
31,828	Targa Resources Partners LP	1,228,561
50,367	Tesoro Logistics LP	2,876,963
43,582	Western Gas Equity Partners LP	2,614,920
27,389	Williams Partners LP	1,326,449

		51,444,962

	Total Master Limited Partnerships (Cost $54,840,016)	51,444,962

Units
Warrants (b) - 2.9%
ENERGY - 2.9%
663,481	Kinder Morgan, Inc., expires 05/25/2017	1,791,399

	Total Warrants (Cost $2,598,672)	1,791,399

Total Investments - 122.6%
(Cost $78,766,492)		75,175,837

Other Assets & Liabilities, Net - (22.6)%		(13,852,074)

Net Assets - 100.0%		61,323,763

(a)	All or part of this security is pledged as collateral for written options contracts. The market value of the securities pledged as collateral was $5,125,000.
(b)	Non-income producing security.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Energy MLP Fund

Written options contracts outstanding as of June 30, 2015 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
WRITTEN CALL OPTIONS:
Williams Cos., Inc. (The)	$65.00	January 2016	210	$45,063	$(36,645)

WRITTEN PUT OPTIONS:
Plains All American Pipeline LP	50.00	August 2015	600	166,978	(429,000)

Total Written Options Contracts				$212,041	$(465,645)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2015	Highland Energy MLP Fund

Investment Objective

Highland Energy MLP Fund’s (“the Fund”) investment strategy is to focus on master limited partnership (“MLP”) investments. Under normal market conditions, the Fund seeks to achieve its objective of providing investors with current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of MLP investments. MLPs typically are characterized as “publicly traded partnerships” that qualify to be treated as partnerships for U.S. federal income tax purposes and are principally engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products (collectively, the energy industry). The Fund’s MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Energy MLP Fund

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2015, the Fund’s investments consisted of common stocks, master limited partnerships and warrants. The fair value of the Fund’s common stocks, master limited partnerships and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price is utilized to value the option.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the beginning of the period.

A summary of the inputs used to value the Fund’s assets as of June 30, 2015 is as follows:

	Total value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Common Stocks(1)	$21,939,476	$21,939,476	$—	$—
Master Limited Partnerships(1)	51,444,962	51,444,962	—	—
Warrants(1)	1,791,399	1,791,399	—	—

Total Assets	75,175,837	75,175,837	—	—

Liabilities
Other Financial Instruments
Written Call Options Contracts	(36,645)	(36,645)	—	—
Written Put Options Contracts	(429,000)	(429,000)	—	—

Total Liabilities	(465,645)	(465,645)	—	—

Total	$74,710,192	$74,710,192	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

For the period ended June 30, 2015, there were no transfers between Levels 1, 2 or 3.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each class share.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2015	Highland Energy MLP Fund

Derivative Transactions

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

Transactions in written options for the period ended June 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, September 30, 2014	—	$—
Call Options Written	210	45,063
Put Options Written	1,570	273,410
Put Options Exercised	(970)	(106,432)
Outstanding, June 30, 2015	810	$212,041

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2015, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) Before Tax	Net Appreciation/ (Depreciation) After Tax	Cost
$3,339,268	$6,929,923	$(3,590,655)	$(1,790,283)	$76,966,120

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer

Date:	August 28, 2015

By:	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Financial Officer and Principal Accounting Officer

Date:	August 28, 2015